     As filed with the Securities and Exchange Commission on May 16, 2001

                            Registration No. 2-72658


                        SECURITIES AND EXCHANGE COMMISION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


                       Post-Effective Amendment No. 35 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                              Amendment No. 36 [X]



                        (Check appropriate box or boxes.)


                DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (410) 727-1700

                                   Copies to:

        Richard T. Hale                             Richard W. Grant, Esquire
        Deutsche Banc Alex. Brown Inc.              Morgan, Lewis & Bockius LLP
        One South Street,                           1701 Market Street
        Baltimore, Maryland  21202                  Philadelphia, PA  19103-2921


                     (Name and Address of Agent for Service)
 -------------------------------------------------------------------------------
  It is proposed that this filing will become effective (check appropriate box)


           [ ] immediately upon filing pursuant to paragraph (b)

           [ ] on August 1, 2000 pursuant to paragraph (b)

           [ ] 60 days after filing pursuant to paragraph (a)(1)

           [ ] 75 days after filing pursuant to paragraph (a)(2)

           [X] on July 16, 2001 pursuant to paragraph (a) of rule 485

Quality Cash Reserve
Prime Shares

Prospectus

August 1, 2001

                        Quality Cash Reserve Prime Shares

                         (A Class of the Prime Series Of
               Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.)

                                 P.O. Box 17250
                            Baltimore, Maryland 21203

The Prime Series (the "Fund") of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund offers shares exclusively through securities dealers that provide certain shareholder services. This Prospectus describes the Quality Cash Reserve Prime Shares (the "Shares") of the Fund.

                                TABLE OF CONTENTS

                                                                            Page

Investment Summary .....................................................      2
Fees and Expenses of the Fund ..........................................      3
The Fund's Net Asset Value .............................................      4
How to Buy Shares ......................................................      4
How to Redeem Shares ...................................................      5
Distribution Plan ......................................................      6
Dividends and Taxes ....................................................      6
Investment Advisor .....................................................      7
Financial Highlights ...................................................      8

         The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2001

INVESTMENT SUMMARY
Objective and Strategies

         The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Fund invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Fund may also invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are compatible with those of the Fund. The Fund may invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Fund's objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Fund's assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Fund may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Fund.

Risks of the Fund include:

         Interest Rate Risk. The primary risk of the Fund is interest rate risk. The Fund's yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Fund's investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

         The following bar chart and table show the performance of the Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. This is an historical record and does not necessarily indicate how the Fund will perform in the future.


                       Quality Cash Reserve Prime Shares*
                          For years ended December 31,

2.86%          2.19%        3.36%        5.16%       4.64%       4.70%        4.69%        4.34%       X.XX%
1992           1993         1994         1995        1996        1997         1998         1999        2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the Quality Cash Reserve Prime Shares was X.XX%.

         During the 9-year period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended XX/XX/XX) and the lowest return for a quarter was X.XX% (quarter ended XX/XX/XX).

Average Annual Total Return (for periods ended December 31, 2000)


                                                             Quality Cash
                                                                Reserve
                                                             Prime Shares(1)

Past One Year .............................................       X.XX%
Past Five Years ...........................................       X.XX%
Since Inception ...........................................       X.XX% (5/6/91)

----------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Quality Cash Reserve Prime Shares' current yield for the 7-day period ended December 31, 2000 was X.XX%. You may obtain the current 7-day yield of the Quality Cash Reserve Prime Shares by calling 1-800-553-8080.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold Quality Cash Reserve Prime Shares.

                                                                       Quality
Shareholder Transaction Expenses:                                   Cash Reserve
  (fees paid directly from your investment)                         Prime Shares

Maximum Sales Charge (Load) Imposed on Purchases ..................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .......      None
Maximum Deferred Sales Charge (Load) ..............................      None
Redemption Fee ....................................................      None

Annual Fund Operating Expenses:
   (expenses that are deducted from Quality Cash Reserve Prime
Shares' assets)
Management Fees ...................................................      0.XX%
Distribution and/or Service (12b-1) Fees ..........................      0.60%
Other Expenses ....................................................      X.XX%
Total Annual Fund Operating Expenses ..............................      X.XX%

Example:

         This Example is intended to help you compare the cost of investing in Quality Cash Reserve Prime Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in Quality Cash Reserve Prime Shares for the time periods indicated and then redeem all of your Quality Cash Reserve Prime Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Quality Cash Reserve Prime Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 year      3 years      5 years      10 years

Quality Cash Reserve Prime       $XXX        $XXX          $XXX          $XXX
Shares


THE FUND'S NET ASSET VALUE

         The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share.

         You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset value per share of the Fund is determined on each Business Day as of 12:00 noon (Eastern Time). The Fund uses the amortized cost method of valuing portfolio securities and rounds its per share net asset value to the nearest whole cent. As a result, it is anticipated that its net asset value will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

         If your order is entered before the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES

         You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

         Your initial investment must be at least $1,500. Subsequent investments must be at least $100. There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

         The price you pay to buy Shares will be the Fund's net asset value per share.

Investing Regularly

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of your Shares, your dividend will be paid in cash.

HOW TO REDEEM SHARES

         You may redeem Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your Shares:

1. A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2. A guarantee of your signature. You can obtain one from most banks or securities dealers.

3. Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

         The price you receive when you redeem Shares will be the Shares' net asset value.

Other Redemption Information

         Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding Shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

         If the amount of your check exceeds the value of the Shares you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

         The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

         If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

         Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient Shares to reduce your investment in the Fund to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you paid for your purchase of Shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

Distribution Plan

         The Fund has adopted a plan under Rule 12b-1 that allows it to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its Shares and for shareholder service. The Shares pay an annual distribution fee equal to 0.60% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


DIVIDENDS AND TAXES

Dividends and Distributions

         All of the net income earned on the Fund is normally declared as dividends daily to the respective shareholders of record of the Fund. Dividends on the Fund are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the Fund at net asset value, unless you have elected to have dividends paid in cash.

Certain Federal Income Tax Consequences

         The following summary is based on current tax laws, which may change.

         The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The dividends and distributions you receive are subject to federal, state and local taxation depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Because the Fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

         By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state, and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICCC" or the "Advisor") is the Fund's investment advisor. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Deutsche Asset Management family of funds. These funds, together with the Fund, had approximately $XX billion of net assets as of June 30, 2001.

         The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

         As compensation for its services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to X.XX% of the Prime Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of such Series.

FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of the Shares for the past five fiscal years. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Shares (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________ whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

(For a share outstanding throughout each year)

                        Quality Cash Reserve Prime Shares
                          For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------
                                        2001            2000            1999           1998             1997
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------
  Net asset value at beginning of
  period                                                $1.00           $1.00          $1.00            $1.00
------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
------------------------------------------------------------------------------------------------------------------
  Net investment income                                 0.0447         0.0444          0.0465          0.0449
------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                                               (0.0447)       (0.0444)        (0.0465)        (0.0449)
------------------------------------------------------------------------------------------------------------------
  Net asset value at end of period                      $1.00           $1.00          $1.00            $1.00
------------------------------------------------------------------------------------------------------------------
Total Return:
------------------------------------------------------------------------------------------------------------------
  Based on net asset value per
  share                                                 4.57%           4.53%          4.75%            4.59%
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------
  Expenses after waiver                                 0.96%           0.92%          0.96%            0.91%
------------------------------------------------------------------------------------------------------------------
  Expenses before waiver                                0.96%           0.97%          1.02%            0.98%
------------------------------------------------------------------------------------------------------------------
  Net investment income                                 4.56%           4.44%          4.66%            4.50%
------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------
  Net assets at end of period                        $74,505,413     $81,944,555    $226,978,689    $197,370,530
------------------------------------------------------------------------------------------------------------------
  Number of shares outstanding at
  end of period                                       74,498,534     81,938,027     226,978,007      197,369,848
------------------------------------------------------------------------------------------------------------------

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Independent Accountants                         Distributor
250 West Pratt Street                           ICC DISTRIBUTORS, INC.
Baltimore, Maryland 21201


Transfer Agent                                  Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                MORGAN, LEWIS & BOCKIUS LLP
One South Street                                1701 Market Street
Baltimore, Maryland 21202                       Philadelphia, Pennsylvania 19103
1-800-553-8080


Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                                   Deutsche Asset Management Service Center
                                   PO Box 219210
                                   Kansas City, MO 64121-9210
or call toll-free:                 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.


Quality Cash Reserve Prime Shares                     CUSIP #xxx.xxx.xxx

                                                      ______PRS (08/01)
                                                            811-3196

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

Quality Cash Reserve
Prime Shares
P.O. Box 17250
Baltimore, Maryland 21203

BULK RATE
U.S. POSTAGE
PAID
Farmingdale, NY
Permit No. 225

                                                       Deutsche Asset Management

                                                                     Mutual Fund
                                                                      Prospectus

                                                                  August 1, 2001

                                                         Class A, B and C Shares












Cash Reserve Prime Shares


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.]

The Prime Series (the "Fund") of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

This Prospectus describes Deutsche Asset Management Class A Shares ("Class A Shares"), Deutsche Asset Management Class B Shares ("Class B Shares") and Deutsche Asset Management Class C Shares ("Class C Shares") of the Fund. Class A Shares are available through your securities dealer or the Fund's transfer agent. Class B Shares are available only through the exchange of Class B shares of other funds in the Deutsche Asset Management family of funds. Class C Shares are available only through the exchange of Class C shares of other funds in the Deutsche Asset Management family of funds. (See the section entitled "How to Buy Shares.")

TABLE OF CONTENTS

Investment Summary............................................
Fees and Expenses of the Fund.................................
The Fund's Net Asset Value....................................
How to Buy Shares.............................................
How to Redeem Shares..........................................
Telephone Transactions........................................
Distribution Plans............................................
Dividends and Taxes...........................................
Investment Advisor............................................
Financial Highlights..........................................

INVESTMENT SUMMARY

Objective and Strategies

         The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Fund invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, US Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Fund may also invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are compatible with those of the Fund. The Fund may invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Fund's objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Fund's assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Fund may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Fund.

Risks of the Fund include:

         Interest Rate Risk. The primary risk of the Fund is interest rate risk. The Fund's yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Fund's investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

         The following bar chart and table show the performance of the Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. This is an historical record and does not necessarily indicate how the Fund will perform in the future.

                                 Class A Shares*
                          For years ended December 31,

-------------------------------------------------------------------------------------------------------------
5.68%        3.25%      2.64%      3.81%      5.52%     4.92%      4.99%      4.99%      4.70%      x.xx%
-------------------------------------------------------------------------------------------------------------
1991         1992       1993       1994       1995      1996       1997       1998       1999       2000
-------------------------------------------------------------------------------------------------------------

-------
* For the period from December 31, 2000 through June 30, 2001, the total return for the Class A Shares was x.xx%.


         During the 10-year period shown in the bar chart, the highest return for a quarter was x.xx% (quarter ended xx/xx/xx) and the lowest return for a quarter was x.xx% (quarter ended xx/xx/xx).

Average Annual Total Return (for periods ended December 31, 2000)

--------------------------------------------------------------------------------
                     Class A Shares(1)                     Class B Shares(1)
--------------------------------------------------------------------------------
Past One Year             x.xx%                                   x.xx%
--------------------------------------------------------------------------------
Past Five Years           x.xx%                                   x.xx%
--------------------------------------------------------------------------------
Past Ten Years            x.xx%                                   N/A
--------------------------------------------------------------------------------
Since Inception           x.xx% (1/5/89)                          x.xx% (4/3/95)
--------------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gains distributions and include the impact of the maximum sales charges. The 5% maximum deferred sales charge reflected in the total return for Class B Shares would apply only if you purchased Class B shares of another Deutsche Asset Management fund, exchanged them into Class B Shares and then redeemed the Class B Shares, all within the time period indicated.

     The Class A Shares' and Class B Shares' current yield for the 7-day period ended December 31, 2000 was x.xx% and x.xx%, respectively. You may obtain the current 7-day yield for each class of the Fund by calling 1-800-730-1313.

         No performance information is provided for the Class C Shares because they have not been offered for a full calendar year. However, performance of the Class C Shares is expected to be similar to that of the Fund's other classes and will differ only to the extent that Class C Shares have different expenses.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------------
                                               Class A Shares      Class B Shares      Class C Shares
---------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses:
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases                                None*               None                 None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(as a percentage of original
purchase price or redemption
proceeds, whichever is lower)                       None                5.00%**              1.00%***
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                None                None                 None
---------------------------------------------------------------------------------------------------------
Redemption Fee                                      None                None                 None
---------------------------------------------------------------------------------------------------------
Exchange Fee                                        None                None                 None
---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses:
---------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund
assets)
---------------------------------------------------------------------------------------------------------
Management Fees                                     0.xx%               0.xx%                0.xx%
---------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees                                                0.25%               0.75%                0.75%
---------------------------------------------------------------------------------------------------------
Other Expenses (including a
0.25% shareholder servicing fee
for Class B Shares and Class C Shares)              x.xx%               x.xx%****            x.xx%****
---------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                x.xx%               x.xx%                x.xx%
---------------------------------------------------------------------------------------------------------

---------

* Class A Shares are not subject to a sales charge. However, if you exchange Class A Shares for Class A shares of another Deutsche Asset Management fund, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See the sections entitled "How to Buy Shares" and "How to Redeem Shares.")

** Contingent deferred sales charges decline over time and reach zero after six years. After seven years, Class B Shares convert automatically to Class A Shares. (See the section entitled "Sales Charges.") The period of time you held the shares exchanged into Class B Shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

*** You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year of purchase. (See the section entitled "Sales Charges " Redemption Price.") The period of time you held the shares exchanged into Class C Shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

**** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

Example:

         This Example is intended to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------
                                                          1 year      3 years     5 years     10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class A Shares                                             $xxx        $xxx         $xxx        $xxx
---------------------------------------------------------------------------------------------------------
Class B Shares                                             $xxx        $xxx         $xxx        $xxx
---------------------------------------------------------------------------------------------------------
Class C Shares                                             $xxx        $xxx         $xxx        $xxx
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
You would pay the following expenses if
you did not redeem your shares:
---------------------------------------------------------------------------------------------------------
Class A Shares                                             $xxx        $xxx         $xxx        $xxx
---------------------------------------------------------------------------------------------------------
Class B Shares                                             $xxx        $xxx         $xxx        $xxx
---------------------------------------------------------------------------------------------------------
Class C Shares                                             $xxx        $xxx         $xxx        $xxx
---------------------------------------------------------------------------------------------------------

         Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (Refer to the section on sales charges.) If you hold your shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

THE FUND'S NET ASSET VALUE

         The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share. When you redeem any class of shares, the amount you receive may be reduced by a sales charge. See the section entitled `Sales Charges' for details on how and when this charge may or may not be imposed.

         The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of the Fund will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset value per share of the Fund is determined on each Business Day as of 12:00 noon (Eastern Time).

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact Investment Company Capital Corp., the Fund's transfer agent ("ICCC" or "Transfer Agent"), to determine whether the Fund will close early before a particular holiday.

         If your order is entered before the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem shares.


HOW TO BUY SHARES

         You may buy Class A Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. The Fund accepts payments for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. You may also buy Class A Shares directly from the Fund. Contact the Transfer Agent for details. You may buy Class B Shares only through the exchange of Class B shares of other funds in the Deutsche Asset Management family of funds and Class C Shares only through the exchange of Class C shares of other funds in the Deutsche Asset Management family of funds. (See the section entitled "Purchases By Exchange" for a description of the conditions.)

         Your order to purchase Class A Shares is effective only when your securities dealer or servicing agent receives your order in proper form and federal funds are available to the Fund for investment. If you pay for shares by check, your check is normally converted into federal funds within two business days. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. If you purchase shares by check, redemption of those shares may be restricted. See the section entitled "How to Redeem Shares".

Minimum Account Investments

--------------------------------------------------------------------------------
Initial investment in Class A, B and C Shares                             $2,000
--------------------------------------------------------------------------------
Subsequent investments                                                    $  100
--------------------------------------------------------------------------------
IRA account, initial investment                                           $1,000
--------------------------------------------------------------------------------
Initial investment for shareholders of other Deutsche Asset
Management funds' Class A, B and C shares                                 $  500
--------------------------------------------------------------------------------
Automatic investing plan, initial investment                              $  250
--------------------------------------------------------------------------------
    Bi-weekly or monthly plan subsequent investments                      $  100
--------------------------------------------------------------------------------
    Quarterly plan subsequent investments                                 $  250
--------------------------------------------------------------------------------
    Semi-annual plan subsequent investments                               $  500
--------------------------------------------------------------------------------
Minimum investment for qualified retirement plans (such as 401(k),
pension or profit sharing plans)                                          $    0
--------------------------------------------------------------------------------
Account balance:
--------------------------------------------------------------------------------
      Non-retirement account                                              $  500
--------------------------------------------------------------------------------
      IRA account                                                         $    0
--------------------------------------------------------------------------------

         Accounts opened through a shareholder servicing agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion to waive or reduce the investment minimum.

Purchases by Exchange

         You may exchange Class A, B or C shares of any other Deutsche Asset Management fund for an equal dollar amount of Class A, B or C Shares, respectively, without paying a sales charge. The Fund may modify or terminate this offer of exchange upon 60 days' prior written notice.

         You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or telephone.

Investing Regularly

         You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the Application Form or contact your securities dealer, your servicing agent or the Transfer Agent.

         Automatic Investing Plan. You may elect to make regular bi-weekly, monthly, quarterly or semi-annual investments in Class A Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Class A Shares at that day's net asset value. Either you or the Fund may discontinue your participation upon 30 days' notice.

         Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gain distributions will be reinvested in additional shares of the applicable class at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Deutsche Asset Management funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

         Systematic Purchase Plan. You may also purchase Class A Shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.


HOW TO REDEEM SHARES

         You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming $50,000 or less) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. See the section entitled `Telephone Transactions' for more information on this method of redemption.

         Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming shares worth more than $50,000, a guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Other Redemption Information

         Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

         If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly, quarterly semi-annually or annually under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

         If you paid for your purchase of shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are redeeming shares through your securities dealer or servicing agent and are using the proceeds to purchase other securities in that account.

Redemption Price

         The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.

--------------------------------------------------------------------------------
                                Sales Charge as a
                            Percentage of the Dollar
                            Amount Subject to Charge
--------------------------------------------------------------------------------
Year Since Purchase      Class A Shares      Class B Shares      Class C Shares
--------------------------------------------------------------------------------
First                    None                5.00%               1.00%
--------------------------------------------------------------------------------
Second                   None                4.00%               None
--------------------------------------------------------------------------------
Third                    None                3.00%               None
--------------------------------------------------------------------------------
Fourth                   None                3.00%               None
--------------------------------------------------------------------------------
Fifth                    None                2.00%               None
--------------------------------------------------------------------------------
Sixth                    None                1.00%               None
--------------------------------------------------------------------------------
Thereafter               None                None                None
--------------------------------------------------------------------------------

     Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) No sales charge will be applied to Class A Shares unless they were purchased as part of an exchange from Class A shares of another Deutsche Asset Management fund.

2) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

3) If you have acquired shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

4) If you acquired your shares through an exchange of shares of another Deutsche Asset Management fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to January 18, 2000, you will pay the sales charge in effect at the time of your original purchase.

5) The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption.

   Waiver of Sales Charge. You may redeem shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your Class B or C Shares for Class B or C shares, respectively, of another Deutsche Asset Management fund.

2) If your redemption represents the minimum required distribution from an IRA or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

   (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

   (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

         Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares seven years after your original purchase of the fund you exchanged into Class B Shares. If you purchased those shares prior to January 18, 2000, your Class B Shares will be converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

TELEPHONE TRANSACTIONS

         If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Deutsche Asset Management fund by calling the Transfer Agent on any Business Day between the hours of 8:30 am and 7:00 pm (Eastern Time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

         The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

         During periods of extreme economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.

DISTRIBUTION PLANS

         The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. Class A Shares pay an annual distribution fee equal to 0.25% of average daily net assets. Class B and Class C Shares, respectively, pay an annual distribution fee equal to 0.75% of average daily net assets and an annual shareholder servicing fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND TAXES

Dividends and Distributions

         All of the net income earned on shares is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on shares are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the applicable class at net asset value, unless you have elected to have dividends paid in cash.

Certain Federal Income Tax Consequences

         The following summary is based on current tax laws, which may change.

         The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The dividends and distributions you receive are subject to federal, state and local taxation depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Because the Fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICCC" or the "Advisor") is the Fund's investment advisor. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. In addition, ICCC is responsible for managing the Fund's investments. ICCC is also the investment advisor to other mutual funds in the Deutsche Asset Management family of funds. As of June 30, 2001, funds managed by ICCC totaled approximately $xx billion in net assets.

         The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

         As compensation for its advisory services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to x.xx% of the Fund's average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Fund to preserve or enhance its performance.

FINANCIAL HIGHLIGHTS

         The financial highlights tables are intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________________________ whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

(For a Class A Share outstanding throughout each year)
For the Years Ended March 31,

--------------------------------------------------------------------------------------------------------------------
                                              2001          2000             1999             1998            1997
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                        $1.00            $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.0483           0.0474          0.0494          0.0478
--------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.0483)         (0.0474)        (0.0494)        (0.0478)
--------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                              $1.00            $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------
Total Return:
--------------------------------------------------------------------------------------------------------------------
Based on net asset value per share                           4.94%            4.85%           5.05%           4.88%
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------
Expenses                                                     0.63%            0.63%           0.67%           0.63%
--------------------------------------------------------------------------------------------------------------------
Net investment income                                        4.89%            4.67%           4.94%           4.78%
--------------------------------------------------------------------------------------------------------------------
Supplemental Data:
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $16,214,395      $13,028,272      $7,736,785      $6,521,574
--------------------------------------------------------------------------------------------------------------------
Number of shares outstanding at end of year            16,213,799       13,027,769       7,736,522       6,521,310
--------------------------------------------------------------------------------------------------------------------

(For a Class B Share outstanding throughout each period)

For the Years Ended March 31,

--------------------------------------------------------------------------------------------------------------------
                                              2001          2000             1999             1998            1997
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      $1.00            $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.0406           0.0400          0.0418         0.0414
--------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.0406)         (0.0400)        (0.0418)       (0.0414)
--------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                            $1.00            $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------
Total Return:
--------------------------------------------------------------------------------------------------------------------
Based on net asset value per share                           4.14%            4.07%           4.27%          4.22%
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------
Expenses                                                     1.38%            1.37%           1.42%          1.38%
--------------------------------------------------------------------------------------------------------------------
Net investment income                                        4.14%            3.92%           4.18%          4.14%
--------------------------------------------------------------------------------------------------------------------
Supplemental Data:
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                            $2,979,619       $2,355,863        $184,382        $227,098
--------------------------------------------------------------------------------------------------------------------
Number of shares outstanding at end of period           2,979,496        2,355,780         184,382         227,098
--------------------------------------------------------------------------------------------------------------------

(For a Class C Share outstanding throughout each period)
--------------------------------------------------------------------------------
                                                                 For the Period
For the year ended March 31,                        2001        Jan. 17, 2000(1)
                                                               to March 31, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------
Net asset value at beginning of period                                 $1.00
--------------------------------------------------------------------------------
Income from Investment Operations:
--------------------------------------------------------------------------------
Net investment income                                                 0.0115
--------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------
Dividends from net investment income                                 (0.0115)
--------------------------------------------------------------------------------
Net asset value at end of period                                       $1.00
--------------------------------------------------------------------------------
Total Return:
--------------------------------------------------------------------------------
Based on net asset value per share                                      1.15%
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------
Expenses                                                                0.31%(2)
--------------------------------------------------------------------------------
Net investment income                                                   6.00%(2)
--------------------------------------------------------------------------------
Supplemental Data:
--------------------------------------------------------------------------------
Net assets at end of period                                         $778,515
--------------------------------------------------------------------------------
Number of shares outstanding at end of period                        778,515
--------------------------------------------------------------------------------

--------
(1) Commencement of Operations.
(2) Annualized.

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Distributor
ICC DISTRIBUTORS, INC.

Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202
1-800-730-1313

Independent Accountants
250 West Pratt Street
Baltimore, Maryland 21201

Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006

Fund Counsel
MORGAN, LEWIS & BOCKIUS LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                    Deutsche Asset Management Service Center
                    PO Box 219210
                    Kansas City, MO  64121-9210
or call toll-free:  1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.


Cash Reserve Prime Shares
Class A Shares                                                CUSIP #251.521.209
Class B Shares                                                CUSIP #251.521.308
Class C Shares                                                CUSIP #251.521.100
                                                              CASHPRS (08/01)
                                                              811-3196




Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME  04101

Deutsche Banc Alex. Brown

Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc.

Prime Series
U.S. Government Series
Municipal Series

Prospectus


August 1, 2001

                                  Deutsche Bank

                            Deutsche Banc Alex Brown

                             CASH RESERVE FUND, INC.

                                 P.O. Box 17250
                            Baltimore, Maryland 21203
           ---------------------------------------------------------

This mutual fund (the "Fund") is a money market fund designed for individuals, businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Municipal Series) as is consistent with preservation of capital and liquidity.

         The Fund offers three Series of shares:

              o Prime Series
              o U.S. Government Series
              o Municipal Series

The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. This Prospectus describes the Deutsche Banc Alex. Brown Cash Reserve Shares (the "Shares") of each of the above Series.

                                TABLE OF CONTENTS

                                                                      Page

Investment Summary ................................................      2
The Fund's Net Asset Value ........................................      8
How to Buy Shares .................................................      8
How to Redeem Shares ..............................................      9
Distribution and Service Plans ....................................     10
Dividends and Taxes ...............................................     11
Investment Advisor ................................................     11
Financial Highlights ..............................................     13

The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2001

INVESTMENT SUMMARY: PRIME SERIES

Objective and Strategies

         The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Prime Series invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Prime Series may also invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are compatible with those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Prime Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Prime Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Prime Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Prime Series.

Risks of the Prime Series include:

         Interest Rate Risk. The primary risk of the Prime Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Prime Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

         The following bar chart and table show the performance of the Prime Series both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Prime Series. This is an historical record and does not necessarily indicate how the Prime Series will perform in the future.

                                  Prime Shares*
                          For years ended December 31,

5.69%         3.26%       2.64%      3.81%       5.53%       4.92%       4.99%      4.99%       4.65%       X.XX%
1991          1992        1993       1994        1995        1996        1997       1998        1999        2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the Prime Shares was X.XX%.

         During the 10-year period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended XX/XX/XX) and the lowest return for a quarter was X.XX% (quarter ended XX/XX/XX).

Average Annual Total Return (for periods ended December 31, 2000)

                                   Prime Shares(1)

Past One Year                      X.XX%
Past Five Years                    X.XX%
Past Ten Years                     X.XX%
Since Inception                    X.XX% (8/11/81)

----------

(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Prime Shares' current yield for the 7-day period ended December 31, 2000 was X.XX%. You may obtain the current 7-day yield of the Prime Shares by calling 1-800-553-8080.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Prime Shares.

Shareholder Transaction Expenses:                                 Prime Shares
   (fees paid directly from your investment).....................
Maximum Sales Charge (Load) Imposed on Purchases ................ None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ..... None
Maximum Deferred Sales Charge (Load) ............................ None
Redemption Fee .................................................. None

Annual Fund Operating Expenses:
(expenses that are deducted from Prime Shares' assets)
Management Fees ................................................. 0.XX%
Distribution and/or Service (12b-1) Fees ........................ 0.25%
Other Expenses (including a 0.05% Shareholder Service Fee) ...... X.XX%
Total Annual Fund Operating Expenses ............................ X.XX%

Example:

         This Example is intended to help you compare the cost of investing in the Prime Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Prime Shares for the time periods indicated and then redeem all of your Prime Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                     1 year      3 years     5 years     10 years

Prime Shares          $XXX       $XXX        $XXX        $XXX

INVESTMENT SUMMARY: U.S. GOVERNMENT SERIES

Objective and Strategies

         The investment objective of the U.S. Government Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the U.S. Government Series invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including securities issued by the U.S. Treasury. The U.S. Government Series may, to a limited extent, invest in repurchase agreements and adjustable rate obligations. The U.S. Government Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

         The Advisor also attempts to achieve the U.S. Government Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the U.S. Government Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the U.S. Government Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The U.S. Government Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the U.S. Government Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the U.S. Government Series. Risks of the U.S. Government Series include:

         Interest Rate Risk. The primary risk of the U.S. Government Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than yields on other taxable investments.

         Credit Risk. It is possible that the credit rating of securities in the U.S. Government Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

         The following bar chart and table show the performance of the U.S. Government Series both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the U.S. Government Series. This is an historical record and does not necessarily indicate how the U.S. Government Series will perform in the future.

                             U.S. Government Shares*
                          For years ended December 31,

5.51%         3.21%       2.56%      3.57%       5.17%       4.65%       4.68%      4.54%       4.15%       X.XX%
1991          1992        1993       1994        1995        1996        1997       1998        1999        2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the U.S. Government Shares was X.XX%.

         During the 10-year period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended XX/XX/XX) and the lowest return for a quarter was X.XX% (quarter ended XX/XX/XX).

Average Annual Total Return (for periods ended December 31, 2000)

                                                       U.S. Government Shares(1)

Past One Year. ...........................................   X.XX%
Past Five Year ...........................................   X.XX%
Past Ten Years ...........................................   X.XX%
Since Inception ..........................................   X.XX% (4/3/82)

(1) These figures assume the reinvestment of dividends and capital gains distributions.

The U.S. Government Shares' current yield for the 7-day period ended December 31, 2000 was X.XX%. You may obtain the current 7-day yield of the U.S. Government Shares by calling 1-800-553-8080.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold U.S. Government Shares.

                                                                 U.S. Government
Shareholder Transaction Expenses:                                Shares
   (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .....None
Maximum Deferred Sales Charge (Load) ............................None
Redemption Fee ..................................................None

Annual Fund Operating Expenses:
   (expenses that are deducted from U.S. Government Shares'
   assets)
Management Fees .................................................0.XX%
Distribution and/or Service (12b-1) Fees ........................0.25%
Other Expenses (including a 0.05% Shareholder Service Fee) ......X.XX%
Total Annual Fund Operating Expenses ............................X.XX%
Less Fee Waivers ................................................(0.05)%*
Net Expenses ....................................................X.XX%

* The Advisor has contractually agreed to waive its fee for the U.S. Government Series by 0.05%. This agreement will continue until [July 31, 2002] and may be extended.

Example:

         This Example is intended to help you compare the cost of investing in the U.S. Government Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the U.S. Government Shares for the time periods indicated and then redeem all of your U.S. Government Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                          1 year    3 years    5 years     10 years

U.S. Government Shares    $XXX*     $XXX*      $XXX*       $XXX*

----------
* Based on Total Annual Fund Operating Expenses after fee waivers for year 1 only.

INVESTMENT SUMMARY: MUNICIPAL SERIES

Objective and Strategies

         The investment objective of the Municipal Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Municipal Series invests in high quality, short-term municipal securities. These securities include municipal notes and short-term municipal bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Municipal Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Municipal Series will be so invested. The Municipal Series may invest without limitation in tax-exempt municipal securities subject to alternative minimum tax.

         The Municipal Series may also invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are compatible with those of the Municipal Series. The Municipal Series may invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Municipal Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Municipal Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Municipal Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Municipal Series may be suitable for you if you want to receive income from your investment that is not subject to federal income tax while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Municipal Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Municipal Series. Risks of the Municipal Series include:

         Interest Rate Risk. The primary risk of the Municipal Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Municipal Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

         Special Tax Features. To the extent that the Municipal Series invests in taxable securities, a portion of its income would be taxable.

Fund Performance

         The following bar chart and table show the performance of the Municipal Series both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Municipal Series. This is an historical record and does not necessarily indicate how the Municipal Series will perform in the future.

                                Municipal Shares*
                          For years ended December 31,

3.90%         2.39%       1.85%       2.38%       3.35%       2.89%       3.08%       2.93%       2.63%       X.XX%
1991          1992        1993        1994        1995        1996        1997        1998        1999        2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the Municipal Shares was X.XX%.

         During the 10-year period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended XX/XX/XX) and the lowest return for a quarter was X.XX% (quarter ended XX/XX/XX).


Average Annual Total Return (for periods ended December 31, 2000)

                                                             Municipal Shares(1)

Past One Year ............................................   X.XX%
Past Five Years ..........................................   X.XX%
Past Ten Years ...........................................   X.XX%
Since Inception ..........................................   X.XX% (12/17/90)

----------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Municipal Shares' current yield for the 7-day period ended December 31, 2000 was X.XX%. The Municipal Shares' taxable-equivalent yield for the 7-day period ended December 31, 2000 was X.XX%. You may obtain the current 7-day yield of the Municipal Shares by calling 1-800-553-8080.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Municipal Shares.

                                                                Municipal Shares
Shareholder Transaction Expenses:
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ....None
Maximum Deferred Sales Charge (Load) ...........................None
Redemption Fee .................................................None

Annual Fund Operating Expenses:
  (expenses that are deducted from Municipal Shares' assets)
Management Fees ................................................0.XX%
Distribution and/or Service (12b-1) Fees .......................0.25%
Other Expenses (including a 0.05% Shareholder Service Fee)......X.XX%
Total Annual Fund Operating Expenses ...........................X.XX%

Example:

         This Example is intended to help you compare the cost of investing in the Municipal Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Municipal Shares for the time periods indicated and then redeem all of your Municipal Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1 year     3 years   5 years   10 years
Municipal Shares ............... $XX        $XXX      $XXX      $XXX

THE FUND'S NET ASSET VALUE

         The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share.

         The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset values per share of the U.S. Government Series and the Municipal Series are determined on each Business Day as of 11:00 a.m. (Eastern
Time). The net asset value per share of the Prime Series is determined on each Business Day as of 12:00 noon (Eastern Time).

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

         If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES

         You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

         Your initial investment in any Series must be at least $1,500. Subsequent investments in the same Series must be at least $100. There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

The price you pay to buy Shares will be the net asset value per share of the Series you are purchasing.

Investing Regularly

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares of the Series you have selected and to redeem Shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the Shares of a Series, your dividend will be paid in cash.

HOW TO REDEEM SHARES

         You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your Shares:

1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

         The price you receive when you redeem Shares will be the net asset value per share of the Series you are redeeming.

Other Redemption Information

         Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares of the Series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which Series of the Fund you own. If you own shares of more than one Series of the Fund, your check will be honored first through redemption of shares of the Municipal Series, then through redemption of shares of the Prime Series and, finally, through redemption of shares of the U.S. Government Series. You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding Shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

         If the amount of your check exceeds the value of the Shares of all Series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

         The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

         If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

         Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient Shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you paid for your purchase of Shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

DISTRIBUTION AND SERVICE PLANS

         The Fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its Shares and for shareholder service. Each Series pays an annual distribution fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

         Each Series has adopted a shareholder service plan for the Shares. Under the terms of each shareholder service plan, the Fund will pay the Distributor an annual service fee of 0.05% of the Shares' average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under the applicable 12b-1 Plan.

DIVIDENDS AND TAXES

Dividends and Distributions

         All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.

Certain Federal Income Tax Consequences

         The following summary is based on current tax laws, which may change.

         Each Series of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Distributions by the Prime Series and the U.S. Government Series will generally be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

         The Municipal Series intends to distribute exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Municipal Series may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions of such income are taxable to you as ordinary income.

         Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. Distributions of ordinary income generally will be subject to state and local income tax.

         Because each Series expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

         By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor to each Series of the Fund. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Deutsche Asset Management family of funds. These funds, together with the Fund, had approximately $XX billion of net assets as of June 30, 2001.

         The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

         As compensation for its services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to X.XX% of the Prime Series' average daily net assets, X.XX% of the U.S. Government Series' average daily net assets (net of fee waivers) and X.XX% of the Municipal Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC has contractually agreed to waive its fee for the U.S. Government Series by 0.05%. This agreement will continue until [July 31, 2002] and may be extended.

FINANCIAL HIGHLIGHTS

         The financial highlights tables are intended to help you understand each Series' financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a Series. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________________________, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Prime Series
(For a share outstanding throughout each year)
-----------------------------------------------------------------------------------------------------------------------------
                                              For the Years Ended March 31,

-----------------------------------------------------------------------------------------------------------------------------
                                           2001       2000                1999               1998              1997
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of
   year                                               $1.00               $1.00              $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                              0.0480              0.0473             0.0494            0.0478
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
-----------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
   income                                             (0.0480)            (0.0473)           (0.0494)          (0.0478)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                        $1.00               $1.00              $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return:
-----------------------------------------------------------------------------------------------------------------------------
   Based on net asset value per
   Share                                              4.90%               4.84%              5.05%             4.88%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets:
-----------------------------------------------------------------------------------------------------------------------------
   Expenses                                           0.66%               0.63%              0.67%             0.63%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                              4.86%               4.71%4.94%         4.78%             5.21%
-----------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
   Net assets at end of  year                         $5,772,616,045      $3,727,990,170     $3,164,537,551    $2,545,532,365
-----------------------------------------------------------------------------------------------------------------------------
   Number of shares outstanding at
   end of year                                        5,772,511,318       3,727,906,079      3,164,529,071     2,545,523,885
-----------------------------------------------------------------------------------------------------------------------------

U.S. Government Series
(For a share outstanding throughout each year)
-----------------------------------------------------------------------------------------------------------------------
                                                    For the Years Ended March 31,

-----------------------------------------------------------------------------------------------------------------------
                                       2001           2000             1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating  Performance:
-----------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of
   period                                             $1.00            $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
-----------------------------------------------------------------------------------------------------------------------
   Net investment income                              0.0431           0.0427          0.0464          0.0453
-----------------------------------------------------------------------------------------------------------------------
Less Distributions:
-----------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
   income                                             (0.0431)         (0.0427)        (0.0464)        (0.0453)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $1.00            $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------
Total Return:
-----------------------------------------------------------------------------------------------------------------------
   Based on net asset value per
   share                                              4.40%            4.35%           4.74%           4.63%
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------
   Expenses after Waivers                             .61%             0.58%           0.59%           0.61%
-----------------------------------------------------------------------------------------------------------------------
   Expenses before Waivers                            0.66%            0.58%           0.59%           0.61%
-----------------------------------------------------------------------------------------------------------------------
   Net investment Income                              4.31%            4.26%           4.65%           4.54%
-----------------------------------------------------------------------------------------------------------------------
Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
   Net assets at end of period                        $790,442,614     $816,700,318    $798,426,658    $678,444,803
-----------------------------------------------------------------------------------------------------------------------
  Number of shares outstanding at end
  of period                                           790,218,742      816,622,190     798,354,129     678,391,386
-----------------------------------------------------------------------------------------------------------------------

Municipal Series
(For a share outstanding throughout each year)
-----------------------------------------------------------------------------------------------------------------------
                                                      For the Years Ended March 31,

-----------------------------------------------------------------------------------------------------------------------
                                       2001         2000              1999              1998           1997
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of
   year                                             $1.00             $1.00             $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
-----------------------------------------------------------------------------------------------------------------------
   Net investment income                            0.0276            0.0277            0.0306         0.0286
-----------------------------------------------------------------------------------------------------------------------
Less Distributions:
-----------------------------------------------------------------------------------------------------------------------
   Dividends from net investment
   income                                           (0.0276)           (0.0277)         (0.0306)       (0.0286)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                      $1.00             $1.00             $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------
Total Return:
-----------------------------------------------------------------------------------------------------------------------
   Based on net asset value per
   share                                            2.80%             2.81%             3.10%          2.90%
-----------------------------------------------------------------------------------------------------------------------
Ratios To Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------
   Expenses                                         0.65%             0.58%             0.60%          0.62%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income                            2.78%             2.74%             3.05%          2.86%
-----------------------------------------------------------------------------------------------------------------------
Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
   Net assets at end of year                        $1,664,369,824    $1,047,391,315    $841,184,924   $647,212,025
-----------------------------------------------------------------------------------------------------------------------
   Number of shares outstanding at
   end of year                                      1,664,677,357     1,047,493,739     841,258,030    647,283,274
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Independent Accountants                       Distributor
250 West Pratt Street                         ICC DISTRIBUTORS, INC.
Baltimore, Maryland 21201

Transfer Agent                                Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.              MORGAN, LEWIS & BOCKIUS LLP
One South Street                              1701 Market Street
Baltimore, Maryland 21202                     Philadelphia, Pennsylvania 19103
1-800-553-8080

Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                                   Deutsche Asset Management Service Center
                                   PO Box 219210
                                   Kansas City, MO 64121-9210
or call toll-free:                 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.


Deutsche Banc Alex. Brown Cash Reserve Prime Shares
  CUSIP #xxx.xxx.xxx
Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares
  CUSIP #xxx.xxx.xxx
Deutsche Banc Alex. Brown Cash Reserve Municipal Shares
  CUSIP #xxx.xxx.xxx

                                                      ______PRS (08/01)
                                                            811-3196

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

Deutsche Banc Alex.  Brown
Cash Reserve Fund, Inc.
P.O. Box 17250
Baltimore, Maryland 21203


BULK RATE
U.S. POSTAGE PAID
Farmingdale, NY
Permit No. 225

Deutsche Banc Alex. Brown

Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc.

Quality Cash Reserve U.S. Government Shares
Quality Cash Reserve Municipal Shares

Prospectus


August 1, 2001


Deutsche Bank

                            Deutsche Banc Alex. Brown

                             CASH RESERVE FUND, INC.

                                 P.O. Box 17250
                            Baltimore, Maryland 21203
 -------------------------------------------------------------------------------


This mutual fund (the "Fund") is a money market fund designed for individuals, businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Municipal Series) as is consistent with preservation of capital and liquidity.

This prospectus offers two Series of shares:

      o        U.S. Government Series
      o        Municipal Series

The Fund offers shares exclusively through securities dealers that provide certain shareholder services. This Prospectus describes Quality Cash Reserve Shares (the "Shares") of each of the above Series.

                                TABLE OF CONTENTS

                                                                         Page
Investment Summary...................................................       2
The Fund's Net Asset Value...........................................       8
How to Buy Shares....................................................       8
How to Redeem Shares.................................................       9
Distribution and Service Plans.......................................      10
Dividends and Taxes..................................................      11
Investment Advisor...................................................      11
Financial Highlights.................................................      12

The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2001

INVESTMENT SUMMARY: U.S. GOVERNMENT SERIES

Objective and Strategies

         The investment objective of the U.S. Government Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the U.S. Government Series invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including securities issued by the U.S. Treasury. The Series may, to a limited extent, invest in repurchase agreements and adjustable rate obligations. The Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

         The Advisor also attempts to achieve the U.S. Government Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the U.S. Government Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the U.S. Government Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The U.S. Government Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the U.S. Government Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the U.S. Government Series.

Risks of the U.S. Government Series include:

         Interest Rate Risk. The primary risk of the U.S. Government Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than yields on other taxable investments.

         Credit Risk. It is possible that the credit rating of securities in the U.S. Government Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

The Quality Cash Reserve U.S. Government Shares have not been offered prior to the date of this prospectus and therefore have no prior performance. The following bar chart and table show the performance of the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares, which invest in the same securities as the Quality Cash Reserve U.S. Government Shares, both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the U.S. Government Series. This is an historical record and does not necessarily indicate how the U.S. Government Series will perform in the future.


                                             Deutsche Banc Alex. Brown
                                       Cash Reserve U.S. Government Shares*"
                                           For years ended December 31,

5.51%         3.21%       2.56%      3.57%       5.17%       4.65%       4.68%      4.54%       4.15%       x.xx%

1991          1992        1993       1994        1995        1996        1997       1998        1999        2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares was x.xx%.

" Since the Quality Cash Reserve U.S. Government Shares are invested in the same portfolio of securities as the Deutsche Banc Alex. Brown U.S. Government Shares returns for the Quality Cash Reserve U.S. Government Shares will be substantially similar to those of the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares, shown here, and will differ only to the extent that the classes have different expenses.

         During the 10-year period shown in the bar chart, the highest return for a quarter was x.xx% (quarter ended xx/xx/xx) and the lowest return for a quarter was x.xx% (quarter ended xx/xx/xx).

Average Annual Total Return (for periods ended December 31, 2000)

                                          Deutsche Banc Alex. Brown
                                          Cash Reserve U.S. Government Shares(1)

Past One Year..........................   x.xx%
Past Five Year.........................   x.xx%
Past Ten Years.........................   x.xx%
Since Inception........................   x.xx% (4/3/82)

(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares' current yield for the 7-day period ended December 31, 2000 was x.xx%. You may obtain the current 7-day yield of the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares by calling 1-800-553-8080.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Quality Cash Reserve U.S. Government Shares.



Shareholder Transaction Expenses:                                                             Quality Cash Reserve
                                                                                              U.S. Government Shares
   (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........................................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............................      None
Maximum Deferred Sales Charge (Load)....................................................      None
Redemption Fee..........................................................................      None
Annual Fund Operating Expenses:
   (expenses that are deducted from Cash Reserve U.S. Government Shares'
    assets)
Management Fees.........................................................................      0.xx%
Distribution and/or Service (12b-1) Fees................................................      0.60%
Other Expenses..........................................................................      x.xx%*
Total Annual Fund Operating Expenses....................................................      x.xx%
Less Fee Waivers........................................................................     (0.05)%**
Net Expenses............................................................................      x.xx%

* Other expenses are based on estimated amounts for the Quality Cash Reserve U.S. Government Shares.
** The Advisor has contractually agreed to waive its fee for the U.S. Government Series by 0.05%. This agreement will continue until [July 31, 2002] and may be extended.

Example:

         This Example is intended to help you compare the cost of investing in the Quality Cash Reserve U.S. Government Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Quality Cash Reserve U.S. Government Shares for the time periods indicated and then redeem all of your Quality Cash Reserve U.S. Government Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Quality Cash Reserve U.S. Government Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                     1 year       3 years         5 years       10 years

Quality Cash Reserve U.S. Government Shares...................       $xxx*        $xxx*           $xxx*         $xxx*

----------
* Based on Total Annual Fund Operating Expenses after fee waivers for year 1 only.

INVESTMENT SUMMARY: MUNICIPAL SERIES

Objective and Strategies

         The investment objective of the Municipal Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Municipal Series invests in high quality, short-term municipal securities. These securities include municipal notes and short-term municipal bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Municipal Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Municipal Series will be so invested. The Municipal Series may invest without limitation in tax-exempt municipal securities subject to alternative minimum tax.

         The Municipal Series may also invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are compatible with those of the Municipal Series. The Municipal Series will invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Municipal Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Municipal Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Municipal Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Municipal Series may be suitable for you if you want to receive income from your investment that is not subject to federal income tax while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Municipal Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Municipal Series.

Risks of the Municipal Series include:

         Interest Rate Risk. The primary risk of the Municipal Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Municipal Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

         Special Tax Features. To the extent that the Municipal Series invests in taxable securities, a portion of its income would be taxable.

Fund Performance

         The Quality Cash Reserve Municipal Shares have not been offered prior to the date of this prospectus and therefore have no prior performance. The following bar chart and table show the performance of the Deutsche Banc Alex. Brown Cash Reserve Municipal Shares, which invest in the same securities as the Quality Cash Reserve Municipal Shares, both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Municipal Series. This is an historical record and does not necessarily indicate how the Municipal Series will perform in the future.

                                             Deutsche Banc Alex. Brown
                                          Cash Reserve Municipal Shares*"
                                           For years ended December 31,

   3.90%        2.39%       1.85%      2.38%      3.35%       2.89%       3.08%       2.93%      2.63%      x.xx%

    1991         1992       1993       1994        1995        1996        1997       1998       1999       2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the Deutsche Banc Alex. Brown Cash Reserve Municipal Shares was x.xx%.

" Since the Quality Cash Reserve Municipal Shares are invested in the same portfolio of securities as the Deutsche Banc Alex. Brown Municipal Shares, returns for the Quality Cash Reserve Municipal Shares will be the same as those of the Deutsche Banc Alex. Brown Cash Reserve Municipal Shares, shown here, and will differ only to the extent that the classes have different expenses.

         During the 10-year period shown in the bar chart, the highest return for a quarter was x.xx% (quarter ended xx/xx/xx) and the lowest return for a quarter was x.xx% (quarter ended xx/xx/xx).

Average Annual Total Return (for periods ended December 31, 2000)

                                              Deutsche Banc Alex. Brown
                                              Cash Reseve Municipal Shares(1)

Past One Year                                 x.xx%
Past Five Years                               x.xx%
Past Ten Years                                x.xx%
Since Inception                               x.xx% (12/17/90)
----------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Deutsche Banc Alex. Brown Cash Reserve Municipal Shares' current yield for the 7-day period ended December 31, 2000 was x.xx%. The Deutsche Banc Alex. Brown Cash Reserve Municipal Shares' taxable-equivalent yield for the 7-day period ended December 31, 2000 was x.xx%. You may obtain the current 7-day yield of the Deutsche Banc Alex. Brown Cash Reserve Municipal Shares by calling 1-800-553-8080.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Quality Cash Reserve Municipal Shares.

Shareholder Transaction Expenses:                                                            Quality Cash Reserve Municipal
  (fees paid directly from your investment)                                                  Shares

Maximum Sales Charge (Load) Imposed on Purchases........................................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............................     None
Maximum Deferred Sales Charge (Load)....................................................     None
Redemption Fee..........................................................................     None

Annual Fund Operating Expenses:
  (expenses that are deducted from Quality Cash Reserve Municipal
   Shares' assets)
Management Fees.........................................................................     0.xx%
Distribution and/or Service (12b-1) Fees................................................     0.60%
Other Expenses..........................................................................     x.xx%*
Total Annual Fund Operating Expenses....................................................     x.xx%

*Other expenses are based on estimated amounts for the Quality Cash Reserve Municipal Shares.

Example:

         This Example is intended to help you compare the cost of investing in the Quality Cash Reserve Municipal Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Quality Cash Reserve Municipal Shares for the time periods indicated and then redeem all of your Quality Cash Reserve Municipal Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Quality Cash Reserve Municipal Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                           1 year       3 years       5 years      10 years
Quality Cash Reserve Municipal Shares......                  $xxx         $xxx          $xxx         $xxx

THE FUND'S NET ASSET VALUE

         The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share.

         The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset values per share of the U.S. Government Series and the Municipal Series are determined on each Business Day as of 11:00 a.m. (Eastern
Time).

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

         If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES

         You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

         Your initial investment in any Series must be at least $1,500. Subsequent investments in the same Series must be at least $100. There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

The price you pay to buy Shares will be the net asset value per share of the Series you are purchasing.

Investing Regularly

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares of the Series you have selected and to redeem Shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the Shares of a Series, your dividend will be paid in cash.

HOW TO REDEEM SHARES

         You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your Shares:

1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

         The price you receive when you redeem Shares will be the net asset value per share of the Series you are redeeming.

Other Redemption Information

         Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares of the Series you own by writing checks in amounts of $[250] or more. These checks may be cashed or deposited in the same way as ordinary bank checks. [You may use the same check regardless of which Series of the Fund you own. If you own shares of more than one Series of the Fund, your check will be honored first through redemption of shares of the Municipal Series, then through redemption of shares of the Prime Series (which is offered by a separate prospectus), then through redemption of shares of the U.S. Government Series.]You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding Shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

         If the amount of your check exceeds the value of the Shares of all Series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $[250] may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

         The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

         If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

         Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient Shares to reduce your investment in a Series to $[250] or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you paid for your purchase of Shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

DISTRIBUTION AND SERVICE PLANS

         The Fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its Shares and for shareholder service. Each Series pays an annual distribution fee equal to [0.60]% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND TAXES

Dividends and Distributions

         All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.

Certain Federal Income Tax Consequences

         The following summary is based on current tax laws, which may change.

         Each Series of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Distributions by the U.S. Government Series will generally be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

         The Municipal Series intends to distribute exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Municipal Series may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions of such income are taxable to you as ordinary income.

         Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. Distributions of ordinary income generally will be subject to state and local income tax.

         Because each Series expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

         By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor to each Series of the Fund. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Deutsche Asset Management family of funds. These funds, together with the Fund, had approximately $xx billion of net assets as of June 30, 2001.

         The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

         As compensation for its services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to x.xx% of the U.S. Government Series' average daily net assets (net of fee waivers) and x.xx% of the Municipal Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC has contractually agreed to waive its fee for the U.S. Government Series by 0.05%. This agreement will continue until [July 31, 2002] and may be extended.

FINANCIAL HIGHLIGHTS

         The table that follows presents performance information about Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares and Deutsche Banc Alex. Brown Cash Reserve Municipal Shares, which invest in the same securities as the Quality Cash Reserve U.S. Government Shares and Quality Cash Reserve Municipal Shares, respectively. Since the Quality Cash Reserve U.S. Government and Quality Cash Reserve Municipal Shares are invested in the same portfolio of securities, they will be substantially similar to those of the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares and Deutsche Banc Alex. Brown Cash Reserve Municipal Shares, respectively, and will differ only to the extent the classes have different expenses.

         The financial highlights tables are intended to help you understand each Series' financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a Series. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________ whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


U.S. Government Series " Deutsche Banc Alex. Brown Cash Reserve
U.S. Government Shares
(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               2001             2000             1999                1998                 1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of period                      $1.00             $1.00              $1.00                $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
   Net investment Income                                      0.0431            0.0427             0.0464               0.0453
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                      (0.0431)          (0.0427)           (0.0464)             (0.0453)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value at end of period                            $1.00             $1.00              $1.00                $1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return:
------------------------------------------------------------------------------------------------------------------------------------
   Based on net asset value per share                           4.40%             4.35%              4.74%                4.63%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
   Expenses after  Waivers                                      0.61%             0.58%              0.59%                0.61%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses before Waivers                                      0.66%             0.58%              0.59%                0.61%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment Income                                        4.31%             4.26%              4.65%                4.54%
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of period                          $790,442,614      $816,700,318       $798,426,658         $678,444,803
------------------------------------------------------------------------------------------------------------------------------------
Number of shares outstanding at end of period            790,218,742       816,622,190        798,354,129          678,391,386
------------------------------------------------------------------------------------------------------------------------------------



Municipal Series " Deutsche Banc Alex. Brown Cash Reserve Municipal Shares
(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2001           2000             1999                1998                 1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of year.........               $1.00             $1.00              $1.00               $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income........................              0.0276            0.0277             0.0306              0.0286
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income.........             (0.0276)          (0.0277)           (0.0306)            (0.0286)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year .................               $1.00             $1.00              $1.00               $1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return:
------------------------------------------------------------------------------------------------------------------------------------
   Based on net asset value per share...........                2.80%             2.81%              3.10%               2.90%
------------------------------------------------------------------------------------------------------------------------------------
Ratios To Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
   Expenses.....................................                0.65%             0.58%              0.60%               0.62%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment Income........................                2.78%             2.74%              3.05%               2.86%
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of Year....................      $1,664,369,824    $1,047,391,315       $841,184,924        $647,212,025
------------------------------------------------------------------------------------------------------------------------------------
   Number of shares outstanding at end of year..       1,664,677,357     1,047,493,739        841,258,030         647,283,274
------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Independent Accountants                        Distributor
250 West Pratt Street                          ICC DISTRIBUTORS, INC.
Baltimore, Maryland 21201

Transfer Agent                                 Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.               MORGAN, LEWIS & BOCKIUS LLP
One South Street                               1701 Market Street
Baltimore, Maryland 21202                      Philadelphia, Pennsylvania 19103
1-800-553-8080

Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                                   Deutsche Asset Management Service Center
                                   PO Box 219210
                                   Kansas City, MO 64121-9210
or call toll-free:                 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.


Quality Cash Reserve U.S. Government Shares           CUSIP #xxx.xxx.xxx
Quality Cash Reserve Municipal Shares                 CUSIP #xxx.xxx.xxx

                                                      ______PRS (08/01)
                                                            811-3196

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

Deutsche Banc Alex.  Brown
Cash Reserve Fund, Inc.
P.O. Box 17250
Baltimore, Maryland 21203


BULK RATE
U.S. POSTAGE PAID
Farmingdale, NY
Permit No. 225

Deutsche Banc Alex. Brown


Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc.
Institutional Shares


Prime Series
U.S. Government Series
Municipal Series

Prospectus

August 1, 2001

                            Deutsche Banc Alex Brown

                             CASH RESERVE FUND, INC.
                              INSTITUTIONAL SHARES

                                 P.O. Box 17250
                            Baltimore, Maryland 21203
--------------------------------------------------------------------------------
This mutual fund (the "Fund") is a money market fund designed for businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Municipal Series) as is consistent with preservation of capital and liquidity.

The Fund offers three Series of shares:

o Prime Series
o U.S. Government Series
o Municipal Series

The class of shares of the Fund offered by this Prospectus may be purchased only by eligible institutions. This Prospectus describes the Deutsche Banc Alex. Brown Cash Reserve Institutional Shares of each of the above Series.

TABLE OF CONTENTS

                                                   Page
Investment Summary ...............................   2
The Fund's Net Asset Value .......................   8
How to Buy Shares ................................   8
How to Redeem Shares .............................   9
Dividends and Taxes ..............................  10
Investment Advisor ...............................  11
Financial Highlights .............................  12


         The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2001

INVESTMENT SUMMARY: PRIME SERIES

Objective and Strategies

         The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Prime Series invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

         The Prime Series may also invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are compatible with those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Prime Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Prime Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Prime Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Prime Series.

Risks of the Prime Series include:

         Interest Rate Risk. The primary risk of the Prime Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Prime Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

         The following bar chart and table show the performance of the Prime Series both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Prime Series. This is an historical record and does not necessarily indicate how the Prime Series will perform in the future.

                           Prime Institutional Shares*
                          For years ended December 31,

---------------------------------------------------------------------------------------------------------------------
5.98%         3.60%       2.97%       4.13%       5.78%      5.19%      5.26%      5.25%      4.97%      x.xx%
---------------------------------------------------------------------------------------------------------------------
1991          1992        1993        1994        1995       1996       1997       1998       1999       2000
---------------------------------------------------------------------------------------------------------------------

* For the period from December 31, 2000 through June 30, 2001, the total return for the Prime Institutional Shares was x.xx%.

         During the 10-year period shown in the bar chart, the highest return for a quarter was x.xx% (quarter ended xx/xx/xx) and the lowest return for a quarter was x.xx% (quarter ended xx/xx/xx).

Average Annual Total Return (for periods ended December 31, 2000)

                          Prime Institutional Shares(1)

--------------------------------------------------------------------------------
Past One Year                                              x.xx%
--------------------------------------------------------------------------------
Past Five Years                                            x.xx%
--------------------------------------------------------------------------------
Past Ten Years                                             x.xx%
--------------------------------------------------------------------------------
Since Inception                                            x.xx% (6/4/90)
--------------------------------------------------------------------------------

-------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Prime Institutional Shares' current yield for the 7-day period ended December 31, 2000 was x.xx%. You may obtain the current 7-day yield of the Prime Institutional Shares by calling 1-800-553-8080.


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Prime Institutional Shares.

----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses:                                                                  Prime
 (fees paid directly from your investment)                                                         Institutional
                                                                                                   Shares
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                   None
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                        None
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                                               None
----------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                                                     None
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses:
----------------------------------------------------------------------------------------------------------------------
 (expenses that are deducted from Prime Institutional Shares' assets)
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                    0.xx%
----------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                                           None
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                     x.xx%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                               x.xx%
----------------------------------------------------------------------------------------------------------------------

Example:

         This Example is intended to help you compare the cost of investing in the Prime Institutional Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Prime Institutional Shares for the time periods indicated and then redeem all of your Prime Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                 1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
Prime Institutional Shares        $xxx        $xxx          $xxx          $xxx
--------------------------------------------------------------------------------

INVESTMENT SUMMARY: U.S. GOVERNMENT SERIES

Objective and Strategies

         The investment objective of the U.S. Government Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the U.S. Government Series invests in securities issued by or guaranteed by the U.S. Government, its agencies or instrumentalities, including securities issued by the U.S. Treasury. The U.S. Government Series may, to a limited extent, invest in repurchase agreements and adjustable rate obligations. The U.S. Government Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

         The Advisor also attempts to achieve the U.S. Government Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the U.S. Government Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the U.S. Government Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The U.S. Government Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the U.S. Government Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the U.S. Government Series.

Risks of the U.S. Government Series include:

         Interest Rate Risk. The primary risk of the U.S. Government Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than the yields on other taxable investments.

         Credit Risk. It is possible that the credit rating of securities in the U.S. Government Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

Fund Performance

         The following bar chart and table show the performance of the U.S. Government Series both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the U.S. Government Series. This is an historical record and does not necessarily indicate how the U.S. Government Series will perform in the future.

                      U.S. Government Institutional Shares*
                          For years ended December 31,

------------------------------------------------------------------------------------------------------------------------------------
5.80%          3.50%        2.85%        3.85%        5.48%        4.97%        4.97%        4.84%        4.46%        x.xx%
------------------------------------------------------------------------------------------------------------------------------------
1991           1992         1993         1994         1995         1996         1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------

* For the period from December 31, 2000 through June 30, 2001, the total return for the U.S. Government Institutional Shares was x.xx%.

         During the 10-year period shown in the bar chart, the highest return for a quarter was x.xx% (quarter ended xx/xx/xx) and the lowest return for a quarter was x.xx% (quarter ended xx/xx/xx).

Average Annual Total Return (for periods ended December 31, 2000)

                                                              U.S. Government
                                                              Institutional
                                                              Shares(1)
--------------------------------------------------------------------------------
Past One Year.                                               x.xx%
--------------------------------------------------------------------------------
Past Five Years                                              x.xx%
--------------------------------------------------------------------------------
Past Ten Years                                               x.xx%
--------------------------------------------------------------------------------
Since Inception                                              x.xx% (6/4/90)
--------------------------------------------------------------------------------

--------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The U.S. Government Institutional Shares' current yield for the 7-day period ended December 31, 200 was X.XX%. You may obtain the current 7-day yield of the U.S. Government Institutional Shares by calling 1-800-553-8080.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold U.S. Government Institutional Shares.

Shareholder Transaction Expenses:                                                             U.S. Government
    (fees paid directly from your investment)                                                 Institutional
                                                                                              Shares
Maximum Sales Charge (Load) Imposed on Purchases ....................................         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .........................         None
Maximum Deferred Sales Charge (Load) ................................................         None
Redemption Fee ......................................................................         None

Annual Fund Operating Expenses:
   (expenses that are deducted from U.S. Government Institutional Shares' assets)

Management Fees .....................................................................         0.XX%
Distribution and/or Service (12b-1) Fees ............................................         None
Other Expenses ......................................................................         X.XX%
Total Annual Fund Operating Expenses ................................................         X.XX%
Less Fee Waivers ....................................................................        (0.05)%*
Net Expenses ........................................................................         X.XX%

--------
* The Advisor has contractually agreed to waive its fee for the U.S. Government Series by 0.05%. This agreement will continue until [July 31, 2002] and may be extended.

Example:

         This Example is intended to help you compare the cost of investing in the U.S. Government Institutional Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the U.S. Government Institutional Shares for the time periods indicated and then redeem all of your U.S. Government Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                          1 year      3 years      5 years      10 years
U.S. Government Institutional Shares       $XX*        $XXX*        $XXX*        $XXX*

* Based on Total Annual Fund Operating Expenses after fee waivers for year 1 only.

INVESTMENT SUMMARY: MUNICIPAL SERIES

Objective and Strategies

         The investment objective of the Municipal Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Municipal Series invests in high quality, short-term municipal securities. These securities include municipal notes and short-term municipal bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Municipal Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Municipal Series will be so invested. The Municipal Series may invest without limitation in tax-exempt municipal securities subject to alternative minimum tax.

         The Municipal Series may also invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are compatible with those of the Municipal Series. The Municipal Series may invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a nationally recognized statistical rating agency.

         The Advisor also attempts to achieve the Municipal Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Municipal Series in response to its outlook for interest rates and the economy.

         The Advisor strictly limits exposure to any one issuer.

         In managing the Municipal Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

         The Municipal Series may be suitable for you if you want to receive income from your investment that is not subject to federal income tax while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Municipal Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Municipal Series. Risks of the Municipal Series include:

         Interest Rate Risk. The primary risk of the Municipal Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

         Credit Risk. It is possible that the credit rating of securities in the Municipal Series' investment portfolio could be downgraded or that a security could go into default.

         Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

         Special Tax Features. To the extent that the Municipal Series invests in taxable securities, a portion of its income would be taxable.

Fund Performance

         The following bar chart and table show the performance of the Municipal Series both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Municipal Series. This is an historical record and does not necessarily indicate how the Municipal Series will perform in the future.


                         Municipal Institutional Shares*
                          For years ended December 31,
                          ----------------------------
                          3.18%      2.93%      X.XX%
                          1998       1999       2000

* For the period from December 31, 2000 through June 30, 2001, the total return for the Municipal Institutional Shares was X.XX%.

         During the 3-year period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended XX/XX/XX) and the lowest return for a quarter was X.XX% (quarter ended XX/XX/XX).

         Average Annual Total Return (for periods ended December 31, 2000)

                                                         Municipal
                                                         Institutional Shares(1)

Past One Year .......................................... X.XX%
Since Inception ........................................ X.XX%(6/1/97)

--------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Municipal Institutional Shares' current yield for the 7-day period ended December 31, 2000 was X.XX%. The Municipal Institutional Shares' tax equivalent yield for the 7-day period ended December 31, 2000 was X.XX%. You may obtain the current 7-day yield of the Municipal Institutional Shares by calling 1-800-553-8080.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Municipal Institutional Shares.

Shareholder Transaction Expenses:
   (fees paid directly from your investment)

                                                                                               Municipal
                                                                                               Institutional
                                                                                               Shares
Maximum Sales Charge (Load) Imposed on Purchases ....................................          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .........................          None
Maximum Deferred Sales Charge (Load) ................................................          None
Redemption Fee ......................................................................          None

Annual Fund Operating Expenses:
   (expenses that are deducted from Municipal Institutional Shares' assets)
Management Fees .....................................................................          0.XX%
Distribution and/or Service (12b-1) Fees ............................................          None
Other Expenses ......................................................................          X.XX%
Total Annual Fund Operating Expenses ................................................          X.XX%

Example:

         This Example is intended to help you compare the cost of investing in the Municipal Institutional Shares with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Municipal Institutional Shares for the time periods indicated and then redeem all of your Municipal Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year    3 years    5 years    10 years
                                        ------    -------    -------    --------

Municipal Institutional Shares           $XX        $XXX       $XXX       $XXX

THE FUND'S NET ASSET VALUE

         The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share.

         The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

         You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset values per share of the U.S. Government Series and the Municipal Series are determined on each Business Day as of 11:00 a.m. (Eastern
Time). The net asset value per share of the Prime Series is determined on each Business Day as of 12:00 noon (Eastern Time).

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

         If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

         The following sections describe how to buy and redeem shares.

HOW TO BUY SHARES

         You may buy shares of any Series of the Fund through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

         Your initial investment in any Series must be at least $1,000,000. The following are exceptions to this minimum:

o There is no minimum initial investment for investment advisory affiliates of Deutsche Bank AG and the Deutsche Asset Management family of funds.

o There is no minimum investment for subsequent purchases in the same Series.

Purchase Price

         The price you pay to buy shares will be the net asset value per share of the Series you are purchasing.

Investing Regularly

         You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

         Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

         Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all your shares of a Series, your dividend will be paid in cash.

HOW TO REDEEM SHARES

         You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

         Your securities dealer or your servicing agent may require the following documents before they redeem your shares:

1. A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2. A guarantee of your signature. You can obtain one from most banks or securities dealers.

3. Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

         The price you receive when you redeem shares will be the net asset value per share of the Series you are redeeming.

Other Redemption Information

Any dividends payable on shares you redeem will be paid on the next dividend payment date.

         If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

DIVIDENDS AND TAXES

Dividends and Distributions

         All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value per share, unless you have elected to have dividends paid in cash.

Certain Federal Tax Consequences

         The following summary is based on current tax laws, which may change.

         Each Series of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Distributions by the Prime Series and the U.S. Government Series will generally be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

         The Municipal Series intends to distribute exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Municipal Series may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions of such income are taxable to you as ordinary income.

         Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. Distributions of ordinary income generally will be subject to state and local income tax.

         Because each Series expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

         By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

         More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

         Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor to each Series of the Fund. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Deutsche Asset Management family of funds. These funds, together with the Fund, had approximately $XX billion of net assets as of June 30, 2001.

         The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

         As compensation for its services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to X.XX% of the Prime Series' average daily net assets, X.XX% of the U.S. Government Series' average daily net assets (net of fee waivers) and X.XX% of the Municipal Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC has contractually agreed to waive its fee for the U.S. Government Series by 0.05%. This agreement will continue until [July 31, 2002] and may be extended.

FINANCIAL HIGHLIGHTS

         The financial highlights tables are intended to help you understand each Series' financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a Series. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________________________ whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Prime Institutional Shares
(For a share outstanding throughout each year)

                                                    For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              2001         2000             1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........                           $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................                          0.0511           0.0499           0.0519           0.0503
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income ...........                         (0.0511)         (0.0499)         (0.0519)         (0.0503)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year .................                           $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return:
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .............                            5.24%            5.11%            5.31%            5.15%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses .......................................                            0.34%            0.36%            0.42%            0.38%
------------------------------------------------------------------------------------------------------------------------------------
Net investment Income ..........................                            5.18%            4.98%            5.22%            5.04%
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ......................                    $637,767,262     $388,447,492     $317,971,693     $117,812,047
------------------------------------------------------------------------------------------------------------------------------------
Number of Shares Outstanding at end of year ....                     637,758,133      388,440,636      317,971,413      117,811,768
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Institutional Shares
(For a share outstanding throughout each year)

                                                    For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2001          2000            1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........                           $1.00            $1.00           $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment Income ..........................                          0.0462           0.0453          0.0489           0.0481
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net Investment income ...........                         (0.0462)         (0.0453)        (0.0489)         (0.0481)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period ...............                           $1.00            $1.00           $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return:
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .............                            4.72%            4.63%           5.00%            4.92%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses after waivers .........................                            0.34%            0.33%           0.34%            0.33%
------------------------------------------------------------------------------------------------------------------------------------
Expenses before waivers ........................                            0.29%            0.33%           0.34%            0.33%
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ..........................                            4.62%            4.54%           4.91%            4.81%
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ....................                     $98,668,243     $122,562,501     $98,780,023      $61,208,770
------------------------------------------------------------------------------------------------------------------------------------
Number of shares outstanding at end of period ..                      98,634,670      122,561,713      98,768,925       61,199,345
------------------------------------------------------------------------------------------------------------------------------------

Municipal Institutional Shares
(For a share outstanding throughout each period)

                                    For the Year Ended    For the Year Ended    For the Year Ended      For the Period June 2, 1997
                                    March 31,             March 31,             March 31,               through March 31,
                                    2001                  2000                  1999                    1998
Per Share Operating Performance:
   Net asset value at beginning
    of period ....................                               $1.00                 $1.00                   $1.00

Income From Investment
   Operations:
   Net investment income .........                              0.0306                0.0303                  0.0273

Less Distributions:
   Dividends from net investment
    income and short-term gains ..                             (0.0306)              (0.0303)                (0.0273)


Net asset value at end of year ...                               $1.00                 $1.00                   $1.00

Total Return:
   Based on net asset value per
    share ........................                                3.10%                 3.07%                   2.76%

Ratios To Average Net Assets:
   Expenses ......................                                0.35%                 0.33%                   0.35%(2)
   Net investment Income .........                                3.09%                 3.03%                   3.29%(2)

Supplemental Data:
   Net assets at end of period ...                        $117,446,334           $84,599,738             $76,682,752

   Number of shares outstanding
    at end of period .............                         117,472,002            84,607,371              76,682,889


-------------
(1) Commencement of operations.
(2) Annualized.

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Independent Accountants                         Distributor
250 West Pratt Street                           ICC DISTRIBUTORS, INC.
Baltimore, Maryland 21201

Transfer Agent                                  Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                MORGAN, LEWIS & BOCKIUS LLP
One South Street                                1701 Market Street
Baltimore, Maryland 21202                       Philadelphia, Pennsylvania 19103
1-800-553-8080

Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                                   Deutsche Asset Management Service Center
                                   PO Box 219210
                                   Kansas City, MO 64121-9210
or call toll-free:                 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.


Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares
  CUSIP #xxx.xxx.xxx
Deutsche Banc Alex. Brown Cash Reserve U.S. Government Institutional Shares
  CUSIP #xxx.xxx.xxx
Deutsche Banc Alex. Brown Cash Reserve Municipal Institutional Shares
  CUSIP #xxx.xxx.xxx

                                                      ______PRS (08/01)
                                                            811-3196

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101



----------------
   BULK RATE
 U.S. POSTAGE
     PAID
Farmingdale, NY
Permit No. 225
----------------

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------





        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT
            SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE
       APPROPRIATE CLASS OF SHARES. THE AUDITED FINANCIAL STATEMENTS FOR
       THE FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH HAS BEEN
        FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION
       AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL
         INFORMATION. A COPY OF EACH PROSPECTUS AND EACH ANNUAL REPORT
         MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER, OR
       SHAREHOLDER SERVICING AGENT, OR BY WRITING OR CALLING THE FUND AT
           P.O. BOX 17250, BALTIMORE, MARYLAND 21203, (800) 730-1313


            Statement of Additional Information dated August 1, 2001

               Relating to Prospectuses dated, August 1, 2001 for:

                Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.

                               Cash Reserve Shares
           (Prime Series, U.S. Government Series and Municipal Series)

                              Institutional Shares
           (Prime Series, U.S. Government Series and Municipal Series)

                           Quality Cash Reserve Shares
           (Prime Series, U.S. Government Series and Municipal Series)

                                       and

               Deutsche Asset Management Cash Reserve Prime Shares (Formerly Flag Investors Cash Reserve Prime Shares)
                         (Class A, Class B and Class C)

                                TABLE OF CONTENTS



                                                                           Page
Introduction.............................................................    1
The Fund and Its Shares..................................................    1
Investment Program.......................................................    3
Investment Restrictions..................................................    7
Share Purchases and Redemptions..........................................    9
Dividends and Taxes......................................................   10
Management of the Fund...................................................   16
The Investment Advisor...................................................   21
Distributor..............................................................   23
Portfolio Transactions...................................................   29
Semi-Annual and Annual Reports...........................................   31
Independent Accountants..................................................   31
Legal Matters ...........................................................   31
Transfer Agent, Custodian and Accounting Services........................   32
Principal Holders of Securities..........................................   33
Current Yield............................................................   34
Financial Statements.....................................................   35
Appendix A...............................................................  A-1

                                  INTRODUCTION

         Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (formerly, BT Alex. Brown Cash Reserve Fund, Inc.) (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are five separate Prospectuses for the Fund's shares. These Prospectuses may be obtained without charge from your Participating Dealer or Shareholder Serving Agent or by writing the Fund, P.O. Box 17250, Baltimore, Maryland 21203. Investors may also call (800) 730-1313. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term "Prospectus" as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                             THE FUND AND ITS SHARES

         The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and its shares are registered under the Securities Act of 1933 (the "1933 Act"). The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

         The Fund offers three series of shares (each such series is referred to herein as a "Series" and collectively as the "Series"):

         o        Prime Series
         o        U.S. Government Series
         o        Municipal Series


         There are currently six classes of the Prime Series, designated as the Deutsche Banc Alex. Brown Cash Reserve Prime Shares, the Deutsche Asset Management Cash Reserve Prime Class A Shares (formerly, Flag Investors Cash Reserve Prime Class A Shares), the Deutsche Asset Management Cash Reserve Prime Class B Shares (formerly, Flag Investors Cash Reserve Prime Class B Shares), the Deutsche Asset Management Cash Reserve Prime Class C Shares (formerly, Flag Investors Cash Reserve Prime Class C Shares), the Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares and the Quality Cash Reserve Prime Shares.

Prior to April 9, 2001 the Deutsche Asset Management Cash Reserve Prime Class A, B and C Shares were known as the Flag Investors Cash Reserve Prime Class A, B and C Shares. There are currently three classes of the U.S. Government Series, designated as the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares, the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Institutional Shares and the Quality Cash Reserve U.S. Government Shares. There are currently three classes of the Municipal Series, designated as the Deutsche Banc Alex. Brown Cash Reserve Municipal Shares, the Deutsche Banc Alex. Brown Cash Reserve Municipal Institutional Shares and the Quality Cash Reserve Municipal Shares. Effective May 7, 2001, Deutsche Asset Management changed the name of its "Flag Investors" family of mutual funds to "Deutsche Asset Management". As a result, certain classes of the Fund have changed their names. This change resulted in modifications to the presentation of prospectuses, periodic reports and other publications on behalf of certain classes of the Fund.

         The term "majority of the outstanding shares" of either the Fund or a particular Series or class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

         Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         The Fund's Articles of Incorporation authorize the issuance of shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.

         The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See "Expenses."

         The Fund's charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter also authorizes the purchase of liability insurance on behalf of the directors and officers.

         The Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.

         Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

                       INVESTMENT PROGRAM AND RESTRICTIONS

U.S. Government Series

         The U.S. Government Series may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury securities such as bills, notes, bonds and other obligations. Some of the obligations issued or guaranteed by the U.S. Government are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Fannie
Mae). The U.S. Government Series may also invest, to a limited amount, in repurchase agreements collateralized by U.S. Government securities and in adjustable rate obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements. The U.S. Government Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

Prime Series

         The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations and repurchase agreements collateralized by U.S. Treasury securities. The Prime Series may also invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Fannie Mae).

         The Prime Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are compatible with those of the Prime Series. The Prime Series will invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a nationally recognized statistical rating agency.

         The Prime Series may also invest in a broad range of commercial and bank obligations that the Fund's investment advisor (the "Advisor"), under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act as described below:

         The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act as described below. Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

         Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Prime Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

         The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. and foreign banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation. For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Directors, deems the instruments to present minimal credit risk, the Prime Series may invest in obligations of foreign banks or foreign branches of U.S. banks which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         The Prime Series may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Directors, to be of comparable quality and are rated in the top three highest long-term rating categories by a Nationally Recognized Statistical Ratings Organization ("the NRSRO") rating such security.

Municipal Series

         The Municipal Series may invest in municipal securities consisting of
(i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

         The Municipal Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P;
(2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Municipal Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

         The Municipal Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are compatible with those of the Municipal Series. The Municipal Series will invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a nationally recognized statistical rating agency.

         The Municipal Series may hold cash reserves pending investment in municipal securities.

         It is a fundamental policy of the Municipal Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Municipal Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. The Municipal Series may invest without limitation in tax-exempt municipal securities subject to alternative minimum tax. From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the U.S. Government or Prime Series as described above.

         The Municipal Series will seek to avoid the purchase of private activity bonds, the interest on which would be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended.

Other Investment Practices

         The Fund may enter into the following arrangements with respect to any
Series:

         When-issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

         The Prime Series and the U.S. Government Series may also enter into the following arrangements:

         Repurchase Agreements under which the Series acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Series' holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Advisor believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         The Prime Series may also enter into the following arrangements:

         Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities the Prime Series is obligated to repurchase.

         The Prime Series may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

         To secure prices deemed advantageous at a particular time, the Prime Series may purchase securities on a delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Prime Series will enter into delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. Securities purchased on a delayed-delivery basis may expose the Prime Series to risk because the securities may experience fluctuations in value prior to their actual delivery. The Prime Series does not accrue income with respect to a delayed-delivery security prior to its stated delivery date. Purchasing securities on a delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a delayed-delivery basis, the Prime Series will segregate cash or liquid securities in an amount at least equal to the delayed-delivery commitment.

         Each Series may invest in instruments that have certain minimum ratings of either Moody's or S&P as permitted by the investment objective, policies and restrictions of each such Series. Investments of commercial paper may be precluded unless a particular instrument is an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines "Eligible Security" as follows:

         (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

         (ii)     a security:

                  (A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

                  (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the three highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

--------
(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., and Fitch. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

         (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                  (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                  (B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security(2) is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing).

See Appendix A following this Statement of Additional Information for a description of the minimum ratings of Moody's and S&P for instruments in which each Series may invest.


                             INVESTMENT RESTRICTIONS

         The investment restrictions applicable to the Fund's investment program are set forth below. As a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in this Statement of Additional Information under the heading "General Information About the Fund"), no Series will:

         (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series' assets would be invested in such issuer;

         (2) borrow money or issue senior securities, except that (i) any Series may borrow money for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing; (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

---------
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

         (3) make loans, except that each Series may purchase or hold debt instruments in accordance with its respective investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements;

         (4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting;

         (5) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

         (6) purchase or sell commodities or commodities contracts, provided that each Series may invest in financial futures and options on such futures.


         The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

         The following investment restrictions apply to the Municipal Series:

         (1) The Municipal Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry;

         (2) The Municipal Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

         The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund. No Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.

                         SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions

         A complete description of the manner by which the Fund's shares may be purchased or redeemed appears in the Prospectus for that class under the headings "How to Buy Shares" and "How to Redeem Shares." The Fund reserves the right to suspend the sale of shares at any time.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Net Asset Value Determination

         The net asset value of the U.S. Government Series and the Municipal Series is determined daily as of 11:00 a.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 12:00 noon (Eastern time) each day that the Fund's custodian and the New York Stock Exchange are open for business.

         For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of shares outstanding of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

         The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under "Dividends and Taxes" below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, as amended, effective June 1, 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Advisor to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as it deems necessary and appropriate, including sales of portfolio instruments prior to maturity to realize capital gains; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.

                               DIVIDENDS AND TAXES

Dividends

         All of the net income earned on the Prime Series, U.S. Government Series and the Municipal Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each portfolio is fixed at time of their purchase. See "Net Asset Value Determination" above.

         Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense, loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

         Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the U.S. Government Series and the Municipal Series effected before 11:00 a.m. (Eastern Time) and Share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Dividends are declared and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

Taxes

         The following is only a summary of certain additional federal income tax considerations generally affecting the Series and their shareholders that are not described in the Series' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here and in the Series' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

         Each Series intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. Accordingly, a Series must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of a Series' taxable year, (i) at least 50% of the market value of a Series' total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of a Series' total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that a Series controls and which are engaged in the same, similar, or related trades or business.

         In addition to the requirements described previously, in order to qualify as a RIC, a Series must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Series meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

         The U.S. Government Series may make investments in securities (such as STRIPS) that bear an "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Series must distribute to satisfy the Distribution Requirement. In some cases, the Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If a Series fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Series' current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Series as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Series Distributions

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Series' earnings and profits. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         Each Series may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"), if any. If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held Shares. If any such gains are retained, a Series will pay federal income tax thereon, and, if a Series makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Series shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by a Series as a refundable credit.

         If a Series' distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Series and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

         Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Series to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under-or over-distributions of net investment income.

         Because each of the Series' income is derived primarily from interest rather than dividends, no portion of a Series' distributions generally will be eligible for the corporate dividends-received deduction.

         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.

         Investors should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those investors will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.

         Each Series will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Series during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

Sale or Exchange of Series Shares

         Redemptions and exchanges of Series' shares are taxable transactions for federal and state income tax purposes. However, because each Series seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your shares in a Series. If gain or loss does arise on the sale or exchange of a Share, such gain or loss will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Series with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, a Series will be required to withhold and remit to the Internal Revenue Service 31% of distributions payable to you if you (1) have failed to provide a correct tax identification number, (2) are subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends, or (3) have failed to certify to the Fund that you are not subject to backup withholding.

Federal Excise Tax; Miscellaneous Considerations;

         If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

         A Series may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series and/or defer a Series' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Series.

         If you are a non-U.S. investor in a Series, you may be subject to U.S. withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Series.

State and Local Taxes

         Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Additional Tax Information For The Municipal Series

         The Municipal Series intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Municipal Series' net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

         The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Municipal Series and will be applied uniformly to all dividends declared with respect to the Municipal Series during that year. This percentage may differ from the actual percentage for any particular day.

         Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a maximum rate of up to 28% in the case of non-corporate taxpayers and at a maximum rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, generally will be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

         Any interest on indebtedness you incur or continue to purchase or carry Shares of the Municipal Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by you during any taxable year will be included in your gross income if your "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by you during that taxable year exceeds the base amount described in Section 86 of the Code.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

         Issuers of bonds purchased by the Municipal Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

         The Series may not be a suitable investment for you if you are a tax-exempt shareholder or plan because you would not gain any additional benefit from the receipt of exempt-interest dividends.

                             MANAGEMENT OF THE FUND

Directors and Officers

         The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent.

         The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*RICHARD T. HALE, Chairman and President (7/17/45)
        Managing Director, Deutsche Banc Alex. Brown Inc. (formerly, DB Alex. Brown LLC); Deutsche Asset Management Americas; Director and President, Investment Company Capital Corp. (registered investment advisor); Director and/or President, Deutsche Asset Management mutual funds (registered investment companies); Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).

RICHARD R. BURT, Director (2/3/47)
        IEP Advisors, LLP, 1275 Pennsylvania Avenue, NW, 10th Floor, Washington, DC 20004. Chairman, IEP Advisors, Inc.; Chairman of the Board, Weirton Steel Corporation; Member of the Board, Archer Daniels Midland Company (agribusiness operations), Hollinger International, Inc. (publishing), Homestake Mining (mining and exploration), HCL Technologies (information technology) and Anchor Technologies (gaming software and equipment); Director, Mitchell Hutchins family of funds (registered investment companies); and Member, Textron Corporation International Advisory Council. Formerly, Partner, McKinsey & Company (consulting), 1991-1994; U.S. Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, 1985-1989.

JOSEPH R. HARDIMAN, Director (5/27/37)
        8 Bowen Mill Road, Baltimore, Maryland 21212. Private Equity Investor and Capital Markets Consultant; Director, Wit Capital Group (registered broker-dealer), Corvis Corporation (optical networks), Brown Investment Advisory & Trust Company (investment advisor), The Nevis Fund, Inc. (registered investment company), and ISI Family of Funds (registered investment companies). Formerly, Director, Circon Corp. (medical instruments), November 1998 - January 1999; President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Inc.), 1985-1987; General Partner, Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Inc.), 1976-1985; Director, Flag Investors Emerging Growth Fund, Inc. (now known as Emerging Growth Fund, Inc.) and Flag Investors Short-Intermediate Income Fund, Inc. (now known as Short-Intermediate Income Fund, Inc.), resigned 2000.

LOUIS E. LEVY, Director (11/16/32)
        26 Farmstead Road, Short Hills, New Jersey 07078. Director, Household International (banking and finance) and ISI Family of Funds (registered investment companies). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, 1992-1998; Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Director, Kimberly-Clark Corporation (personal consumer products), retired 2000 and Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. MCDONALD, Director (7/14/32)
        Duke University Investment Counsel, 2200 West Main Street, Suite 240, Durham, North Carolina 27705. Executive Vice President, Investment Counsel, Duke University; Director, Victory Funds (registered investment companies); Lead Director, National Commerce Bank Corporation (NCBC) (banking); Chairman, Winston Hedge Group. Formerly, Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking); Director, AMBAC Treasurers Trust (registered investment company), DP Mann Holdings (insurance) and ISI Family of Funds (registered investment companies); President, Duke Management Company (investments), retired 2000; and Executive Vice President, Duke University (education, research and health care).

REBECCA W. RIMEL, Director (4/10/51)
        The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017. President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation); Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management). Formerly, Executive Director, The Pew Charitable Trusts and Director, ISI Family of Funds (registered investment companies).

*TRUMAN T. SEMANS, Director (10/27/26)
        Brown Investment Advisory & Trust Company, 19 South Street, Baltimore, Maryland 21202. Vice Chairman, Brown Investment Advisory & Trust Company (investment advisor); Director and Chairman, Virginia Hot Springs Inc. (property management); and Director of Argonex (biotechnology company). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Inc.); Director Investment Company Capital Corp. (registered investment advisor) and Director, ISI Family of Funds (registered investment companies).

ROBERT H. WADSWORTH, Director (1/29/40)
        4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018. President, Investment Company Administration LLC; President and Trustee, Trust for Investment Managers (registered investment company); President and Director, First Fund Distributors, Inc. (registered broker-dealer); Director, The Germany Fund, Inc., The New Germany Fund Inc., The Central European Equity Fund, Inc., and Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies). Formerly, President, Guinness Flight Investment Funds, Inc. (registered investment companies).

CARL W. VOGT, Esq., Director (4/20/36)
        Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking), American Science & Engineering (x-ray detection equipment), and ISI Family of Funds (registered investment companies). Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); Interim President of Williams College and President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies).

CHARLES A. RIZZO, Treasurer (8/5/57)
        Director, Deutsche Asset Management; Certified Public Accountant and Certified Management Accountant. Formerly Vice President and Department Head BT Alex. Brown Incorporated (now Deutsche Banc Alex. Brown Inc.), 1998-1999; Senior Manager, Coopers & Lybrand L.L.P. (now
        PricewaterhouseCoopers LLP), 1993-1998.

AMY M. OLMERT, Secretary (5/14/63)
        Director, Deutsche Asset Management; Certified Public Accountant. Formerly Vice President and Department Head BT Alex. Brown Incorporated (now Deutsche Banc Alex. Brown Inc.), 1997-1999 and Senior Manager, Coopers & Lybrand, L.L.P. (now PricewaterhouseCoopers LLP), 1992-1997.

DANIEL O. HIRSCH, Assistant Secretary (3/27/54)
        Director, Deutsche Asset Management; Formerly Principal, BT Alex. Brown Incorporated, (now Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant General Counsel, United States Securities and Exchange Commission, 1993-1998.


* Messrs. Semans and Hale are directors who are "interested persons," as defined in the 1940 Act.

         Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered or advised by Investment Company Capital Corp. ("ICCC") or its affiliates. These funds are part of the Deutsche Asset Management Fund Complex (the "Fund Complex"), which includes all the funds that formerly were part of the Flag Investors Funds Complex, as well as other funds. Mr. Semans serves as Chairman of six funds and as a Director of 18 other funds in the Fund Complex. Mr. Hale serves as Chairman of three funds, President of each of the funds in the Fund Complex, as well as Director or Trustee of each of the funds in the Fund Complex. Ms. Rimel and Messrs. Burt, Vogt, Levy, McDonald and Wadsworth serve as Directors of 24 funds in the Fund Complex. Mr. Hardiman serves as Director of 22 funds in the Fund Complex. Mr. Rizzo serves as Treasurer for each of the funds, Ms. Olmert serves as Secretary for 24 funds, and Mr. Hirsch serves as Assistant Secretary for 24 funds in the Fund Complex.

         Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with Deutsche Banc Alex. Brown Inc. in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

         Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and directors of the Fund who are officers or directors of Deutsche Asset Management or ICCC may be considered to have received remuneration indirectly. As compensation for his or her services, each director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director") receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit and Executive Committees receive an annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended March 31, 2001, Independent Directors' fees attributable to the assets of the Fund totaled $XXX.

         The following table shows aggregate compensation payable to each of the Fund's directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended March 31, 2001.


COMPENSATION TABLE
-------------------------------- ----------------------------- --------------------------- ---------------------------------
                                                                                              Total Compensation from the
                                 Aggregate Compensation from                                   Fund and the Fund Complex
                                     the Fund Payable to         Pension or Retirement        Payable to Directors for the
Name of Person,                   Directors for the Fiscal     Benefits Accrued as Part           Fiscal Year Ended
Position                         Year Ended March 31, 2001         of Fund Expenses                 March 31, 2001
-------------------------------- ----------------------------- --------------------------- ---------------------------------
Richard T. Hale(1,5)             $0                            $0                                         $0
Chairman

Truman T. Semans(1)              $0                            $0                                         $0
Director

Joseph R. Hardiman               $XXX                          (3)                                 $XXX for service
Director                                                                                             on XX Boards

Louis E. Levy                    $XXX(2)                       (3)                                 $XXX for service
Director                                                                                             on XX Boards

Eugene J. McDonald               $XXX(2)                       (3)                                 $XXX for service
Director                                                                                             on XX Boards

Rebecca W. Rimel                 $XXX(2)                       (3)                                 $XXX for service
Director                                                                                             on XX Boards

Carl W. Vogt, Esq.(4)            $XXX(2)                       (3)                                 $XXX for service
President                                                                                            on XX Boards

Richard R. Burt                  $XXX(2)                       (3)                           $XXX for service on XX Boards
Director

Robert H. Wadsworth              $XXX(2)                       (3)                           $XXX for service on XX Boards
Director

-------------------------
(1) A director who is, or may be, an "interested person" as defined in the 1940 Act.
(2) [Of amounts payable to Ms. Rimel and Messrs. Levy, McDonald, Vogt, Wadsworth and Burt $XXX, $XXX, $XXX, $XXX, $XXX and $XXX was deferred pursuant to a Deferred Compensation Plan.]
(3) Certain funds in the Fund Complex have adopted a retirement plan, as described below. The actuarially computed pension expense for the year ended March 31, 2001 was approximately ($XXX).
(4) Retired as Fund President effective December 19, 2000. Currently, a Director of the Fund.
(5)      Effective December 19, 2000, Mr. Hale serves as President of the Fund.

         Certain funds in the Fund Complex, including the Fund described in this Statement of Additional Information, adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's Administrator or its respective affiliates (the 'Retirement Plan'). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 24 funds that have adopted the Retirement Plan based upon the relative net assets of such fund. As of December 31, 2000, Messrs. McDonald and Levy have qualified for, but have not received, benefits.

         Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2000 are as follows: for Mr. Levy, 6 years; for Mr. McDonald, 8 years; for Mr. Vogt and Ms. Rimel, 5 years; for Mr. Hardiman, 2 years; and for Messrs. Burt and Wadsworth, 1 year.



Years of Service
Upon Retirement                                Estimated Annual Benefits Payable By Fund Complex
----------------                               -------------------------------------------------

                                           Chairmen of Audit and
                                           Executive Committees                      Other Participants
                                           ---------------------                     ------------------
6 years                                           $4,900                                   $3,900

7 years                                           $9,800                                   $7,800

8 years                                           $14,700                                  $11,700

9 years                                           $19,600                                  $15,600

10 years or more                                  $24,500                                  $19,500


         Effective February 12, 2001, the Board of Directors of the Corporation, as well as each fund participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Directors. The amendments provide that no further benefits would accrue to any current or future directors and include a one-time payment of benefits accrued under the Plan to Directors, as calculated based on the following actuarial assumptions:
(1) retirement benefits at later of age 65 and 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Director's election, this one-time payment could be transferred into the Directors' Deferred Compensation Plan, described below.

         Any Director of the Fund who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Levy, McDonald, Vogt, Burt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among the funds in the Deutsche Asset Management Fund Complex in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

                                 Code of Ethics
         The Board of Directors of the Fund and ICCC have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit access persons to invest in securities that may be purchased or held by the Fund for their own accounts, but require compliance with the Codes' preclearance requirements. In addition, the Codes provide for trading "blackout periods" that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. The Codes also prohibit short term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.

                  These codes of ethics are on public file with, and are available from, the SEC.

         The Company's principal underwriter, ICC Distributors, Inc. is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.

                             THE INVESTMENT ADVISOR

         The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Deutsche Asset Management Americas is an operating unit of Deutsche Bank consisting of ICCC and other asset management affiliates of Deutsche Bank. ICCC was organized in 1987.

         The terms of the Advisory Agreements are the same except to the extent specified below. Pursuant to the terms of the Advisory Agreements, ICCC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICCC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the portfolio of any of the Fund's Series; (g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICCC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties to its affiliates.

         As compensation for its services for the Fund, ICCC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Municipal Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Municipal Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

         Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

--------------------------------------------------------------------------------------------------------------------

 For the Fiscal Year Ended March 31
--------------------------------------------------------------------------------------------------------------------
                 2001                                    2000                                   1999
---------------------------------------- ------------------------------------- -------------------------------------

                 $XXX                                $17,139,470                            $14,541,722
---------------------------------------- ------------------------------------- -------------------------------------

         The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors and by a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Fund or ICCC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act.

         ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICCC serves as custodian to the Fund. (See "Transfer Agent, Custodian and Accounting Services.")


                                   DISTRIBUTOR

         ICC Distributors, Inc. ("ICC Distributors" or the "Distributor"), serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). ICC Distributors serves as the distributor for other funds in the Deutsche Asset Management family of funds.

         The Distribution Agreement provides that ICC Distributors shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization;
(iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval

         As compensation for its services, ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of the Deutsche Banc Alex Brown Cash Reserve Prime, U.S. Government and Municipal Shares and the Deutsche Asset Management Class A Prime Shares. ICC Distributors receives no compensation with respect to its services as distributor for the Deutsche Banc Alex. Brown Cash Reserve Prime, U.S. Government and Municipal Institutional Shares and none of ICC Distributors' compensation as distributor of the Fund's shares is allocated to the Institutional Shares. ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares, 0.60% of the average daily net assets of the Quality Cash Reserve U.S. Government and Municipal Shares and 0.75% of the average daily net assets of the Deutsche Asset Management Cash Reserve Prime Class B and Class C Shares. In addition, ICC Distributors receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Deutsche Asset Management Cash Reserve Prime Class B and Class C Shares' average daily net assets and 0.05% of the Deutsche Banc Alex. Brown Cash Reserve Shares' (Prime Series, U.S. Government Series, Municipal Series) average daily net assets.

         As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received fees in the following amounts:


--------------------------------------------------------------------------------------------------------------------

For the Fiscal Year Ended March 31
--------------------------------------------------------------------------------------------------------------------
               Fee                              2001                        2000                       1999
------------------------------------ --------------------------- -------------------------- ------------------------
Prime Series 12b-1 Fees                                                 $10,902,457               $9,527,563(2)
------------------------------------ --------------------------- -------------------------- ------------------------
U.S. Government Series 12b-1 Fee                                        $ 1,798,100               $1,964,145(2)
------------------------------------ --------------------------- -------------------------- ------------------------
Municipal Series 12b-1 Fee                                              $ 2,877,907               $2,232,564(2)
------------------------------------ --------------------------- -------------------------- ------------------------
Deutsche Asset Management Cash
Reserve Class B Shareholder
Servicing Fee                                                           $    35,959               $    4,613(2)
------------------------------------ --------------------------- -------------------------- ------------------------
Deutsche Asset Management Cash
Reserve Class C Shareholder
Servicing Fee(1)                                                                N/A                      N/A
------------------------------------ --------------------------- -------------------------- ------------------------
Prime Shares Shareholder Service
Fee                                                                     $ 2,106,168               $  442,438(2,3)
------------------------------------ --------------------------- -------------------------- ------------------------
U.S. Government Shares Shareholder
Service Fee                                                             $   359,515               $   99,136(2,3)
------------------------------------ --------------------------- -------------------------- ------------------------
Municipal Shares Shareholder
Service Fee                                                             $   575,581               $  127,363(2,3)
------------------------------------ --------------------------- -------------------------- ------------------------

(1) Deutsche Asset Management Cash Reserve Class C Shares began operations on January 3, 2000.
(2)      Received by ICC Distributors.
(3)      For the period from January 12, 1999 through March 31, 1999.

         Pursuant to the Distribution Agreement, ICC Distributors may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by ICC Distributors to certain registered securities dealers are paid by ICC Distributors out of fees received by ICC Distributors from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, ICC Distributors may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. ICC Distributors may also enter into shareholder processing and servicing agreements ("Shareholder Servicing Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc. and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as "Shareholder Servicing Agents").

          ICC Distributors may make payments to Shareholder Servicing Agents out of its distribution fee, for processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and ICC Distributors. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by ICC Distributors. ICC Distributors will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon ICC Distributors' analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by ICC Distributors for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by ICC Distributors and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

         Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted nine separate distribution plans: one for the Deutsche Asset Management Cash Reserve Prime Class A Shares; one for the Deutsche Asset Management Cash Reserve Prime Class B Shares; one for the Deutsche Asset Management Cash Reserve Prime Class C Shares; one for the Deutsche Banc Alex. Brown Cash Reserve Prime Shares; one for the Deutsche Banc Alex. Brown Cash Reserve U.S. Government Shares; one for the Deutsche Banc Alex. Brown Cash Reserve Municipal Shares; one for the Quality Cash Reserve Prime Shares; one for the Quality Cash Reserve U.S. Government Shares and one for the Quality Cash Reserve Municipal Shares (the "Plans"). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.

         The Plans will remain in effect from year to year provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by ICC Distributors, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

         Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by ICC Distributors to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, ICC Distributors will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

         In addition, the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime, U.S. Government and Municipal Series have each adopted a Shareholder Service Plan. This plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to the Plan for the shares. These plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the vote of the Fund's Board of Directors.

Expenses

         ICCC and the Distributor furnish, without cost to the Fund, such personnel as are required, for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Municipal, Prime or U.S. Government Series, as appropriate. ICC Distributors bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by ICC Distributors or furnished by ICC Distributors to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

         The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of ICC Distributors and ICCC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by ICC Distributors); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by ICC Distributors, or ICCC.

         Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.


                             PORTFOLIO TRANSACTIONS

         The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 2001, March 31, 2000 and March 31, 1999, the Fund incurred no brokerage commissions.

         The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and the amortized cost method of valuing portfolio securities requires that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

         The Advisor's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 2001, March 31, 2000, and March 31, 1999, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

         The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. [As of March 31, 2001, the Fund did not hold any securities of its regular broker-dealers.]

         The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Portfolio securities will not be purchased from or sold to or through any "affiliated person" of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with ICC Distributors.

         Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:

         (1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

         (2) Each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objectives;
              (ii) consistent with the interests of the Fund's shareholders; and
              (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

         (3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and

         (4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.


                         SEMI-ANNUAL AND ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.


                             INDEPENDENT ACCOUNTANTS

         __________________________, 250 West Pratt Street, Baltimore, Maryland,
21201, are the independent accountants to the Fund.

                                  LEGAL MATTERS

         Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

                TRANSFER AGENT, CUSTODIAN AND ACCOUNTING SERVICES

         Bankers Trust Company ("Bankers Trust") serves as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended March 31, 2001, Bankers Trust was paid $xxx as compensation for providing custody services to the Fund. ICCC, the Fund's investment advisor, provides accounting services for each Series. In addition, ICCC serves as the Fund's transfer and dividend disbursing agent. ICCC receives such compensation from the Fund (or, with respect to accounting fees, from the Municipal, Prime or U.S. Government Series, as appropriate) for services in such capacities as are agreed to from time to time by ICCC and the Fund.

         As compensation for providing accounting services to each Series of the Fund, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

              Average Daily Net Assets               Incremental Annual Accounting Fee Per Series
              ------------------------               --------------------------------------------
         $          0   -    $   10,000,000                           $13,000(fixed fee)
         $ 10,000,000   -    $   20,000,000                           0.100%
         $ 20,000,000   -    $   30,000,000                           0.080%
         $ 30,000,000   -    $   40,000,000                           0.060%
         $ 40,000,000   -    $   50,000,000                           0.050%
         $ 50,000,000   -    $   60,000,000                           0.040%
         $ 60,000,000   -    $   70,000,000                           0.030%
         $ 70,000,000   -    $  100,000,000                           0.020%
         $100,000,000   -    $  500,000,000                           0.015%
         $500,000,000   -    $1,000,000,000                           0.005%
         over $1,000,000,000                                          0.001%

         In addition, each Series, as appropriate, will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's performance of accounting services for such Series: express delivery, independent pricing and storage.

         For the fiscal year ended March 31, 2001, ICCC received fees of $xxx for providing accounting services to the Prime Series, $xxx, for providing accounting services to the U.S. Government Series and $xxx, for providing accounting services to the Municipal Series.

         As compensation for providing transfer agency services, the Fund pays ICCC up to $30.60 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 2001, such fees totaled $xxx for the Prime Series, $xxx for the U.S. Government Series and $xxx for the Municipal Series, respectively.


                         PRINCIPAL HOLDERS OF SECURITIES

         To Fund management's knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of ___, 2001.*


------------------------------------------------------ --------------- -------------- -----------------------------------
                                                         Owned of      Beneficially
Name and Address                                           Record          Owned      Percentage of Ownership
----------------                                           ------          -----      -----------------------
------------------------------------------------------ --------------- -------------- -----------------------------------

         [information to be provided]


         As of __, 2001 the directors and officers of the Fund owned an aggregate of less than 1% of the Fund's shares or any class thereof.


* To Fund management's knowledge, Deutsche Banc Alex. Brown Inc. owned less than 1% of any Series of the Fund, as of ___, 2001.


                                  CURRENT YIELD

         Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 2001.

                                                                                 Taxable-Equivalent
Series or class                              Current Yield    Effective Yield    Yield**
---------------                              -------------    ---------------    -------------------------
Cash Reserve Prime Series                                %                 %             N/A
Institutional Prime Shares                                                               N/A
Quality Cash Reserve Prime Shares                                                        N/A
Deutsche Asset Management                                                                N/A
  Cash Reserve Prime A Shares
Deutsche Asset Management                                                                N/A
  Cash Reserve Prime B Shares
Deutsche Asset Management                                                                N/A
  Cash Reserve Prime C Shares
Cash Reserve U.S. Government                                                             N/A
   Shares
Institutional U.S. Government Shares                                                     N/A
Quality Cash Reserve U.S. Government                 *                 *                 *
  Shares
Cash Reserve Municipal Shares
Institutional Municipal Shares
Quality Cash Reserve Municipal Shares                *                 *                 *

-----------------------
*    Not in operation for the seven-day period ended March 31, 2001.
**   Assumes a tax rate of 39.6%.

         The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

         The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

         In addition, the Fund may furnish a quotation of the Municipal Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Municipal Series.

         Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for any Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and
(c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.


                              FINANCIAL STATEMENTS

         The financial statements for the Fund for the fiscal year ended March 31, 2001 are incorporated herein by reference to the Fund's Annual Report dated March 31, 2001.

                                   APPENDIX A

         B.       Description of Securities Ratings

II.      Corporate Bond Ratings

Description of S&P's Corporate Bond Ratings:

o AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

o AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

o Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's Corporate Bond Ratings:

o Aaa - Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present making the long-term risks appear somewhat larger than in Aaa securities.

o Numerical Modifiers (1, 2, 3) - Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch's Corporate Bond Ratings:

o AAA - Bonds rated AAA have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is unlikely to be adversely affected by foreseeable events.

o AA - Bonds rated AA have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

III.     Municipal Bond Ratings

Description of S&P's Municipal Bond Ratings:

o AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

o AA - An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

o Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

o Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

o Numerical Modifiers (1, 2, 3) - Moody's may apply the numerical modifier in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating classification; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating classification.

               1. Municipal Note Ratings

Description of S&P's Municipal Note Ratings:

Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

o SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

o SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Moody's Municipal Note Ratings:

o MIG-1/VMIG-1 - The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

o MIG-2/VMIG-2 - High quality, with ample margins of protection, although not as large as the preceding group.

               2. Short-Term Ratings

Description of S&P Short-Term Ratings:

o A-1 - The highest ratings category by Standard & Poor's. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

o A-2 - Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Description of Moody's Short-Term Ratings:

o Prime-1 - Have a superior ability for repayment of senior short-term debt obligations.

o Prime-2 - Have a strong ability for repayment of senior short-term debt obligations.

Description of Fitch's Short-Term Ratings:

o F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The Plus (+) denotes exceptionally strong credit quality.

o F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

Description of Thomson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thomson Bank Watch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                     PART C

                                OTHER INFORMATION

Item 23: Exhibits

(a)(1) Articles of Incorporation incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

   (2) Articles Supplementary to Articles of Incorporation dated June 28, 1990 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N- 1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

   (3) Articles Supplementary to Articles of Incorporation dated July 31, 1990 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

   (4) Articles Supplementary to Articles of Incorporation dated May 6, 1992 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

   (5) Articles Supplementary to Articles of Incorporation, dated December 31, 1994 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

   (6) Articles Supplementary to Articles of Incorporation dated December 29, 1995 incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

   (7) Articles Supplementary to Articles of Incorporation dated October 8, 1996 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

   (8) Articles Supplementary to Articles of Incorporation dated March 28, 1997 incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

   (9) Articles Supplementary to Articles of Incorporation dated June 17, 1997 incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

   (10) Articles of Amendment to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on August 29, 1997 incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No 950116-98-001581) on July 29, 1998.

   (11) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 3, 1998 incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (12) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 14, 1999 incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 1, 1999.

   (13) Articles of Amendment to Articles of Incorporation, dated July 27, 1999, incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on December 30, 1999.

   (14) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on October 5, 1999 incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

   (15) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on March 23, 2000 incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

   (16) Articles Supplementary to add the Quality Cash Reserve Class, to be filed by amendment.

   (17) Articles of Amendment to change the name of the Treasury Series and Tax-Free Series, to be filed by amendment.

(b) By-Laws as amended through July 28, 1999, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(c) Instruments Defining Rights of Security Holders with respect to Prime Series Shares and Treasury Shares is incorporated by reference to Exhibit (1)(a) (Articles of Incorporation) and Exhibit 2 (By-Laws) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(d)(1) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Prime Series incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (2) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Treasury Series incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (3) Investment Advisory Agreement dated September 1, 1997 between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (4) Expense Limitation Agreement, with respect to the Treasury Series, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

   (5) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Prime Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

   (6) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Treasury Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

   (7) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

(e)(1) Distribution Agreement dated August 31, 1997 between ICC Distributors, Inc. and Registrant incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (2) Form of Sub-Distribution Agreement incorporated by reference to Exhibit
(6)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (3) Form of Shareholder Servicing Agreement between ICC Distributors, Inc. and Participating Broker-Dealers incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (4) Shareholder Service Plan with respect to the Prime Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 1, 1999.

   (5) Shareholder Service Plan with respect to the Treasury Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 1, 1999.

   (6) Shareholder Service Plan with respect to the Tax-Free Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 1, 1999.

   (7) Appendix A dated _______, 2001, to Distribution Agreement dated August 31, 1997, to be filed by amendment.

   (8) Form of Sub-Distribution Agreement, to be filed by amendment.

(f) Not Applicable

(g) Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(h) Master Services Agreement (for transfer agency and accounting services for the Fund ) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(i) Opinion of Counsel, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(j) N/A.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Distribution Plan with respect to BT Alex. Brown Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (2) Distribution Plan with respect to Deutsche Investors Cash Reserve Prime Shares - Class A incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (3) Distribution Plan with respect to Deutsche Investors Cash Reserve Prime Shares-Class B incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (4) Distribution Plan with respect to Quality Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (5) Distribution Plan with respect to BT Alex. Brown Cash Reserve Treasury Shares incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (6) Form of Distribution Plan with respect to BT Alex. Brown Cash Reserve Tax-Free Shares incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (7) Distribution Plan with respect to Deutsche Investors Cash Reserve Shares
- Class C, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

   (8) Distribution Plan with respect to Quality Cash Reserve U.S. Government Shares, to be filed by amendment.

   (9) Distribution Plan with respect to Quality Cash Reserve Municipal Shares, to be filed by amendment.

(n) Not applicable.

(o)(1) Registrant's 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 29, 1996.

   (2) Registrant's Amended 18f-3 Plan incorporated by reference to Exhibit
(18)(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

   (3) Registrant's 18f-3 Plan, with exhibits through March 27, 1998 incorporated by reference to Exhibit (18)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

   (4) Registrant's Amended 18f-3 Plan, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

   (5) Registrant's Amended 18f-3 Plan, to be filed by amendment.

(p) Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

(q)(1) Deutsche Investors Funds Consolidated Code of Ethics, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

   (2) Investment Company Capital Corp. Code of Ethics, incorporated by reference to Post-Effective No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

Item 24. Persons Controlled by or under Common Control With Registrant

         Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

         None.

Item 25. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Sections a, b, c and d of Article IX of Registrant's Articles of Incorporation included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

         (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, Therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.


Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investments advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

         During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27. Principal Underwriters

         (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor.

         ICC Distributors, Inc. acts as distributor for Flag Investors Communications Fund, Inc., Deutsche Investors Series Funds, Inc., Deutsche Investors Emerging Growth Fund, Inc., Deutsche Investors Shares Class of Total Return U.S. Treasury Fund, Inc., Deutsche Investors Shares Class of Managed Municipal Fund, Inc., Deutsche Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Deutsche Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Deutsche Investors Funds, Inc. (formerly known as Flag Investors Funds, Inc.), Deutsche Investors Portfolios Trust (formerly known as Flag Investors Portfolios Trust), BT Investment Funds, BT Advisor Funds, BT Pyramid Mutual Funds, BT Institutional Funds, BT Investment Portfolios, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, and Morgan Grenfell Investment Trust, The Glenmede Fund, Inc. and The Glenmede Portfolios all registered open-end management investment companies.

         (b)

---------------------------------------- -------------------------------------- --------------------------------------
Name and Principal Business Address*     Position and Offices with Principal    Position and Offices with Registrant
                                         Underwriter
---------------------------------------- -------------------------------------- --------------------------------------
John Y. Keffer                           President                              None
---------------------------------------- -------------------------------------- --------------------------------------
Ronald H. Hirsch                         Treasurer                              None
---------------------------------------- -------------------------------------- --------------------------------------
Nanette K. Chern                         Chief Compliance Officer               None
---------------------------------------- -------------------------------------- --------------------------------------
David I. Goldstein                       Secretary                              None
---------------------------------------- -------------------------------------- --------------------------------------
Benjamin L. Niles                        Vice President                         None
---------------------------------------- -------------------------------------- --------------------------------------
Frederick Skillin                        Assistant Treasurer                    None
---------------------------------------- -------------------------------------- --------------------------------------
Marc D. Keffer                           Assistant Secretary                    None
---------------------------------------- -------------------------------------- --------------------------------------

*Two Portland Square
 Portland, Maine  04101

         (c) Not Applicable.

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book or other document required to be maintained by
Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder.

         Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202, Registrant's Investment Advisor, Accounting Services Provider and Transfer and Dividend Disbursing Agent, will maintain physical possession of each such account, book or other document of the Registrant except for those maintained by the Registrant's Custodian, Bankers Trust Company, 130 Liberty Street, New York, New York, 10006.

Item 29. Management Services

         Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

         None.

Item 30. Undertakings

         None.

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 16th day of May, 2001.

                            DEUTSCHE BANC ALEX. BROWN
                            CASH RESERVE FUND, INC.

                            By: /s/ Richard T. Hale*
                                --------------------------
                                    Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

/s/ Richard T. Hale*              Chairman and President           May 16, 2001
--------------------                                               ------------
Richard T. Hale                                                    Date

/s/ Richard R. Burt*              Director                         May 16, 2001
--------------------                                               ------------
Richard R. Burt                                                    Date

/s/ Joseph R. Hardiman*           Director                         May 16, 2001
-----------------------                                            ------------
Joseph R. Hardiman                                                 Date

/s/ Louis E. Levy*                 Director                        May 16, 2001
------------------                                                 ------------
Louis E. Levy                                                      Date

/s/ Eugene J. McDonald*           Director                         May 16, 2001
-----------------------                                            ------------
Eugene J. McDonald                                                 Date

/s/ Rebecca W. Rimel*             Director                         May 16, 2001
---------------------                                              ------------
Rebecca W. Rimel                                                   Date

/s/ Truman T. Semans*             Director                         May 16, 2001
---------------------                                              ------------
Truman T. Semans                                                   Date

/s/ Robert H. Wadsworth*          Director                         May 16, 2001
------------------------                                           ------------
Robert H. Wadsworth                                                Date

/s/ Carl Vogt *                   Director                         May 16, 2001
---------------                                                    ------------
Carl Vogt, Esq.                                                    Date

Charles A. Rizzo                  Chief Financial and              May 16, 2001
----------------                  Accounting Officer               ------------
Charles A. Rizzo                                                   Date


*By: /s/ Daniel O. Hirsch
     --------------------
   Daniel O. Hirsch
Attorney-In-Fact

         RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Deutsche Investors Communications Fund, Inc., Deutsche Investors International Fund, Inc., Deutsche Investors Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Deutsche Investors Short-Intermediate Income Fund, Inc., Deutsche Investors Value Builder Fund, Inc., North American Government Bond Fund, Inc., Deutsche Investors Real Estate Securities Fund, Inc., Deutsche Investors Equity Partners Fund, Inc. and ISI Strategy Fund, Inc. on behalf of each Fund's President pursuant to a properly executed power of attorney.

         RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Deutsche Investors Communications Fund, Inc., Deutsche Investors International Fund, Inc., Deutsche Investors Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Deutsche Investors Short-Intermediate Income Fund, Inc., Deutsche Investors Value Builder Fund, Inc., North American Government Bond Fund, Inc., Deutsche Investors Real Estate Securities Fund, Inc., Deutsche Investors Equity Partners Fund, Inc. and ISI Strategy Fund, Inc. on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.